UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—105.2%

New Jersey—69.7%

$40,000	Atlantic City, NJ GO	5.000%	12/01/2024	$31,932

1,000,000	Atlantic County, NJ Improvement Authority (Stockton University)[1]	5.000	07/01/2034	1,154,000

190,000	Bayonne, NJ Parking Authority[1]	5.000	06/15/2027	190,388

35,000	Bergen County, NJ Improvement Authority (Community Action Program)	5.250	12/01/2034	35,127

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2034	1,120,640

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2033	1,122,720

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	1,119,950

2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2031	2,201,900

3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2039	3,097,860

3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2044	3,085,800

1,665,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2024	1,674,341

60,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2017	60,205

175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2018	176,199

175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2022	176,050

395,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.000	01/01/2025	396,951

1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000	11/01/2028	1,120,150

150,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125	04/01/2029	150,216

250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	266,587

20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,058

140,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	140,343

1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,117,540

2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	3,078,101

1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2035	1,664,160

1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,382,225

2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2032	1,968,656

1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125	01/01/2037	832,513

410,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2020	395,720

20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)	5.500	09/01/2030	20,072

10,000	Mount Holly, NJ Municipal Utilities Authority	5.000	12/01/2016	10,037

20,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	20,051

605,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2029	693,911

445,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2027	513,726

1        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New Jersey (Continued)

$3,000,000	Newark, NJ GO1	5.000%	07/15/2029	$3,262,980

430,000	Newark, NJ GO1	5.000	07/15/2029	467,694

315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000	01/01/2032	373,499

5,000,000	Newark, NJ Hsg. Authority (Secured Police Facility)[1]	5.000	12/01/2038	5,664,250

500,000	NJ Building Authority[1]	5.000	06/15/2027	595,380

1,000,000	NJ Building Authority[1]	5.000	06/15/2028	1,179,370

500,000	NJ Building Authority[1]	5.000	06/15/2029	585,390

2,095,000	NJ EDA[1]	5.000	06/15/2028	2,278,040

750,000	NJ EDA[1]	5.000	06/15/2029	811,605

3,000,000	NJ EDA[1]	5.000	06/15/2035	3,292,500

3,000,000	NJ EDA[1]	5.000	06/15/2036	3,280,920

3,100,000	NJ EDA (Cranes Mill)[1]	5.100	06/01/2027	3,103,131

100,000	NJ EDA (Dept. of Human Services)[1]	6.250	07/01/2024	102,057

1,525,000	NJ EDA (Drew University)[1]	5.250	07/01/2021	1,750,609

16,855,000	NJ EDA (Hamilton Care)[1]	6.650	11/01/2037	18,003,837

3,050,000	NJ EDA (Harrogate)[1]	5.875	12/01/2026	3,034,018

10,000	NJ EDA (Hillcrest Health Service)	7.243 [2]	01/01/2018	9,814

90,000	NJ EDA (Metromall Urban Renewal)1	6.500	04/01/2031	90,163

1,040,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2017	1,048,570

260,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	267,153

195,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2034	199,980

505,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	518,893

60,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2029	61,532

100,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2023	102,554

2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750	06/01/2031	2,777,675

135,000	NJ EDA (Municipal Rehabilitation)	5.000	04/01/2028	135,464

5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600	11/01/2034	5,927,916

4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700	10/01/2039	4,841,898

95,000	NJ EDA (New Jersey Transit Corp.)	5.750	12/15/2017	95,353

20,000	NJ EDA (New Jersey Transit Corp.)	5.750	12/15/2017	20,074

1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	1,416,240

800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2027	812,048

650,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.000	07/01/2032	670,943

1,900,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.100	07/01/2044	1,948,013

2,500,000	NJ EDA (Paterson Charter School)[1]	5.300	07/01/2044	2,309,200

1,500,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2032	1,389,105

850,000	NJ EDA (Rutgers University)[1]	5.000	06/15/2038	995,333

3,690,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2030	4,043,502

1,000,000	NJ EDA (School Facilities)[1]	5.250	09/01/2026	1,107,040

50,000	NJ EDA (St. Barnabas Medical Center)	6.743 [2]	07/01/2018	48,701

25,000	NJ EDA (St. Barnabas Medical Center)	7.147 [2]	07/01/2020	23,148

65,000	NJ EDA (St. Barnabas Medical Center)	6.827 [2]	07/01/2021	58,434

110,000	NJ EDA (State Office Buildings)	5.000	06/15/2020	110,398

3,200,000	NJ EDA (Team Academy Charter School)[1]	6.000	10/01/2043	3,666,048

2        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

New Jersey (Continued)

$10,000,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375%	01/01/2043	$11,396,400

1,500,000	NJ EDA (UMM Energy Partners)[1]	5.000	06/15/2037	1,588,725

1,250,000	NJ EDA (UMM Energy Partners)[1]	5.125	06/15/2043	1,322,050

2,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2033	2,795,170

875,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250	07/01/2027	894,924

2,115,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	2,381,702

120,000	NJ Educational Facilities Authority (Kean University)[1]	5.250	09/01/2029	131,581

870,000	NJ Educational Facilities Authority (New Jersey City University)[1]	5.000	07/01/2030	1,038,397

5,000	NJ Educational Facilities Authority (Public Library)	5.000	09/01/2022	5,018

30,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125	07/01/2028	32,094

1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2037	1,080,570

15,000	NJ Educational Facilities Authority (Stevens Institute of Technology)	5.000	07/01/2028	15,052

2,025,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000	07/01/2041	2,275,736

3,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)1	5.000	07/01/2044	3,411,390

2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)1	5.625	07/01/2032	2,406,000

7,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000	11/15/2033	7,920,321

750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300	11/01/2026	712,950

1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375	11/01/2036	876,600

230,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250	10/01/2038	243,358

65,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250	10/01/2038	70,432

3,480,000	NJ Health Care Facilities Financing Authority (IH/ IMCW/IMCtr Obligated Group)1	5.000	07/01/2046	4,033,216

1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)[1]	5.000	07/01/2031	1,678,005

2,080,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)[1]	5.000	07/01/2035	2,083,370

15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.615 [2]	07/01/2017	14,871

17,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.246 [2]	07/01/2030	9,101,928

500,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Health System)[1]	5.000	07/01/2036	562,130

10,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625	07/01/2038	10,961,500

3        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New Jersey (Continued)

$1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)[1]	5.000%	08/15/2034	$2,215,133

5,410,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	5,564,510

2,000,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000	07/01/2046	2,268,080

125,000	NJ Health Care Facilities Financing Authority (Virtua Health/Virtua Memorial Hospital Burlington County Obligated Group)[1]	5.750	07/01/2033	138,279

80,000	NJ Higher Education Assistance Authority[1]	5.750	12/01/2029	89,157

2,545,000	NJ Higher Education Assistance Authority[1]	5.500	12/01/2025	2,853,988

11,925,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125	06/01/2030	12,611,880

1,295,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	5.000	10/01/2037	1,307,337

3,285,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	4.625	10/01/2027	3,310,678

70,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150	10/01/2023	73,824

50,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.375	10/01/2028	51,643

10,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.500	10/01/2038	10,316

9,580,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2041	9,024,168

4,518,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	5,170,083

5,000,000	NJ Transportation Trust Fund Authority[1]	5.500	06/15/2041	5,515,150

10,000,000	NJ Transportation Trust Fund Authority[1]	5.875	12/15/2038	10,846,700
1,625,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2038	1,750,938

5,000,000	NJ Turnpike Authority[1]	5.000	01/01/2034	5,845,600

5,000,000	NJ Turnpike Authority[1]	5.000	01/01/2038	5,721,850

4,000,000	Rutgers State University NJ3	5.000	05/01/2038	4,672,240

5,380,000	Rutgers State University NJ3	5.000	05/01/2030	6,348,400

6,330,000	Rutgers State University NJ3	5.000	05/01/2029	7,482,961

1,350,000	South Jersey, NJ Port Corp. (Marine Terminal)[1]	5.000	01/01/2039	1,451,601

3,650,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2039	4,069,568

55,000	Union County, NJ Improvement Authority (Linden Airport)	5.000	03/01/2028	55,177

40,000	West Milford, NJ Township (Municipal Utilities Authority)[1]	5.375	08/01/2031	40,106

				279,041,458

New York—4.8%

5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	5,251,368

2,689,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	2,747,324

8,685,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	8,855,660

1,705,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	1,764,334

450,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	480,956

				19,099,642

U.S. Possessions—30.7%

10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	10,781

125,000	Guam Power Authority, Series A1	5.000	10/01/2023	147,680

125,000	Guam Power Authority, Series A1	5.000	10/01/2024	146,874

250,000	Guam Power Authority, Series A1	5.000	10/01/2030	291,042

65,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2017	65,165

4        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$3,570,000	Northern Mariana Islands Commonwealth, Series A1	5.000%	06/01/2030	$3,228,744

2,235,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	2,050,680

2,525,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	1,965,990

18,900,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	18,990,720

19,195,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	19,193,080

3,825,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	3,814,290

8,350,000	Puerto Rico Commonwealth GO4	5.750	07/01/2036	5,239,625

3,205,000	Puerto Rico Commonwealth GO4	5.750	07/01/2041	2,043,187

5,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2029	3,214,650

2,150,000	Puerto Rico Commonwealth GO4	5.250	07/01/2037	1,359,875

2,795,000	Puerto Rico Commonwealth GO4	5.500	07/01/2039	1,799,281

3,000,000	Puerto Rico Commonwealth GO4	6.500	07/01/2040	1,931,250

6,085,000	Puerto Rico Commonwealth GO4	6.000	07/01/2039	3,902,006

165,099	Puerto Rico Electric Power Authority	10.000	01/01/2021	131,932

168,097	Puerto Rico Electric Power Authority	10.000	07/01/2019	134,927

168,096	Puerto Rico Electric Power Authority	10.000	07/01/2019	134,926

55,033	Puerto Rico Electric Power Authority	10.000	07/01/2022	43,894

55,033	Puerto Rico Electric Power Authority	10.000	01/01/2022	43,894

165,099	Puerto Rico Electric Power Authority	10.000	07/01/2021	131,932

45,000	Puerto Rico Electric Power Authority, Series A5	5.050	07/01/2042	30,354

3,000,000	Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2043	2,044,800

1,990,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2042	1,342,394

1,700,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2029	1,146,769

3,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	2,025,660

550,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2031	370,760

5,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2030	3,370,750

50,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2021	33,967

90,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2025	60,743

80,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2037	53,954

100,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2023	67,667

395,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2035	266,345

750,000	Puerto Rico Highway & Transportation Authority[6]	5.750	07/01/2020	410,512

575,000	Puerto Rico Infrastructure[4]	5.000	07/01/2027	95,450

3,000,000	Puerto Rico Infrastructure[4]	7.046 [2]	07/01/2042	291,330

4,750,000	Puerto Rico Infrastructure[4]	5.000	07/01/2037	788,500

2,610,000	Puerto Rico Infrastructure[6]	5.000	07/01/2041	433,260

975,000	Puerto Rico Infrastructure	6.995 [2]	07/01/2035	321,360

400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	202,608

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	90,619

930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	03/01/2036	812,792

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	93,582

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	89,859

175,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	166,724

1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000	08/01/2032	944,660

2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	2,032,620

305,000	Puerto Rico Public Buildings Authority[4]	5.250	07/01/2033	180,712

5,000,000	Puerto Rico Public Buildings Authority[6]	5.250	07/01/2042	2,962,500

1,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2028	1,037,850

5        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$1,000,000	Puerto Rico Public Buildings Authority6	5.625%	07/01/2039	$592,500

1,530,000	Puerto Rico Public Buildings Authority, Series D4	5.250	07/01/2036	906,525

5,235,000	Puerto Rico Public Finance Corp., Series B4	6.000	08/01/2026	505,178

6,800,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	3,670,640

10,935,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	5,605,500

9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	5,026,061

2,500,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	1,325,275

4,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	2,555,029

325,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	174,636

14,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750	08/01/2057	10,097,220

3,100,000	V.I. Tobacco Settlement Financing Corp.	7.622 [2]	05/15/2035	306,714

1,100,000	V.I. Tobacco Settlement Financing Corp.	6.497 [2]	05/15/2035	184,382

				122,735,186

Total Investments, at Value (Cost $439,398,424)—105.2%				420,876,286

Net Other Assets (Liabilities)—(5.2)				(20,770,747)

Net Assets—100.0%				$400,105,539

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

5. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

6        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

EDA	Economic Devel. Authority
GO	General Obligation
IH	Inspira Health
IMCtr	Inspira Medical Center
IMCW	Inspira Medical Center Woodbury
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MSU	Montclair State University
NY/NJ	New York/New Jersey
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

7        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price

8        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

2. Securities Valuation (Continued)

per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

9        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

10        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$279,041,458	$—	$279,041,458
New York	—	19,099,642	—	19,099,642
U.S. Possessions	—	122,113,681	621,505	122,735,186

Total Assets	$—	$420,254,781	$621,505	$420,876,286

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
U.S. Possessions	(616,906)	616,906

Total Assets	$(616,906)	$616,906

* Transferred from Level 2 to Level 3 because of the lack of observable market data.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal

11        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All

12        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the

13        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $23,121,616 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $14,065,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 1,645,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015 Trust	6.710%	10/1/27	$1,670,678
650,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015-2 Trust	7.350	10/1/37	662,337
1,585,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105 Trust	18.506	5/1/29	2,737,961
1,345,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-2 Trust	18.478	5/1/30	2,313,400
1,000,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-3 Trust	18.478	5/1/38	1,672,240

				$9,056,616

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or

14        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $14,065,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$101,896

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

15        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Cost	$41,822,622
Market Value	$22,257,569
Market Value as % of Net Assets	5.56%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $10,814,163, representing 2.70% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

16        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

4. Market Risk Factors (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$425,472,634[1]

Gross unrealized appreciation	$24,632,019
Gross unrealized depreciation	(43,158,407)

Net unrealized depreciation	$(18,526,388)

1. The Federal tax cost of securities does not include cost of $13,930,040, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 3.

17        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

Principal Amount		Coupo	n	Maturity	Value

Municipal Bonds and Notes—108.5%

Pennsylvania—71.7%
$1,125,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125%		05/01/2029	$1,121,456

80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2025	80,244

160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500		08/15/2034	177,134

35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375		08/15/2029	38,736

1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750		11/01/2031	1,285,009

1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000		11/01/2021	1,457,126

1,000,000	Allegheny County, PA HEBA (Chatham University)[1]	5.000		09/01/2035	1,116,470

10,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		05/01/2028	11,728

2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		10/15/2038	2,198,240

2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900		10/15/2028	2,703,050

3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750		10/15/2040	4,104,826

2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500		10/15/2030	2,518,110

1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375		08/15/2035	1,298,976

900,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750		08/15/2035	989,784

1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)[1]	6.000		07/15/2038	1,610,925

1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100		09/01/2026	1,226,384

1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000		09/01/2021	1,001,600

550,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125		09/01/2031	550,462

355,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900		08/15/2026	380,095

14,005,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600		07/01/2023	13,968,447

1,630,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950		01/20/2043	1,689,576

10,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)[1]	4.250		01/15/2017	10,058

1,260,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100		01/20/2043	1,308,271

1,630,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160		01/20/2043	1,693,586

13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[2]	5.500		11/01/2031	14,531,270

3,000,000	Bethlehem, PA Area School District[1]	5.000		08/01/2035	3,466,110

1,750,000	Bethlehem, PA GO1	6.500		12/01/2032	2,063,775

1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750		01/01/2027	1,002,790

1        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupo	n	Maturity	Value

Pennsylvania (Continued)

$1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250%		07/01/2033	$1,763,027

635,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000		07/01/2023	636,486

2,865,000	Cambridge, PA Area Joint Authority[1]	6.000		12/01/2037	2,981,491

2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000		11/15/2046	2,562,440

950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250		11/15/2041	1,182,446

30,000	Charleroi, PA Area School Authority[1]	6.000		10/01/2017	30,135

2,000,000	Chester County, PA H&EFA (Immaculata University)[1]	7.000		11/01/2041	2,355,180

23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[2]	5.000		02/01/2041	24,040,525

1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)[1]	5.000		08/01/2035	1,086,290

1,000,000	Clairton, PA Municipal Authority[1]	5.000		12/01/2037	1,115,140

1,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000		07/01/2034	1,431,581

1,220,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000		07/01/2024	1,400,999

3,500,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000		07/01/2033	3,844,505

2,430,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000		07/01/2029	2,712,415

260,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250		01/01/2024	285,873

775,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000		05/01/2032	924,203

1,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000		05/01/2031	1,200,880

6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500		07/01/2024	6,619,465

3,965,000	Delaware County, PA Authority (Eastern University)[1]	5.250		10/01/2032	4,089,184

85,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)[1,3]	5.375		11/15/2023	87,953

1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125		10/01/2034	1,099,560

650,000	Delaware County, PA Authority (Neumann College)[1]	6.250		10/01/2038	716,254

1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000		10/01/2025	1,272,740

280,000	Delaware County, PA Authority (Neumann College)[1]	6.000		10/01/2030	307,213

1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2031	1,600,816

2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2035	2,551,981

1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2025	1,246,094

1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250		10/01/2031	1,342,162

3,985,000	Delaware County, PA IDA (Naamans Creek)[1,3]	7.000		12/01/2036	4,034,494

1,060,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000		07/01/2035	1,166,604

2,750,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000		07/01/2047	2,992,440

820,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000		07/01/2030	918,646

1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000		07/01/2035	1,357,475

2        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupo	n	Maturity	Value

Pennsylvania (Continued)

$1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000%		07/01/2030	$1,101,570

500,000	Easton, PA Area School District[1]	5.200		04/01/2028	527,350

75,000	Erie, PA City School District[1]	5.250		03/01/2039	75,226

1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375		05/01/2030	1,082,270

2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500		05/01/2040	2,784,564

7,840,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.000		05/01/2038	8,570,845

905,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.350		03/15/2028	947,282

3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500		03/15/2038	3,124,290

2,095,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000		09/01/2019	2,193,528

6,225,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1,3]	6.000		12/01/2037	6,365,747

155,000	Jeanette, PA GO1	5.000		04/01/2018	155,558

2,100,000	Lackawanna County, PA GO1	6.000		09/15/2032	2,360,442

1,236,835	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000		11/01/2018	1,238,666

3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000		11/01/2023	3,600,576

2,747,774	Lehigh County, PA GPA (Kidspeace)[1,4]	0.000	[5]	02/01/2044	951,966

2,721,970	Lehigh County, PA GPA (Kidspeace)[4]	7.500		02/01/2044	27

3,568,592	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/KCH/KMAKNC/KNCONM / IRSch Obligated Group)[1]	7.500		02/01/2044	3,657,842

1,590,000	Luzerne County, PA GO1,3	6.750		11/01/2023	1,804,618

500,000	Luzerne County, PA GO1	7.000		11/01/2026	567,980

5,000,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	5,325,050

8,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125		07/01/2030	8,265,449

1,390,000	Millcreek, PA Richland Joint Authority[1]	5.500		08/01/2037	1,414,672

595,000	Millcreek, PA Richland Joint Authority[1]	5.250		08/01/2022	610,291

5,000,000	Montgomery County, PA HEHA (Holy Redeemer Health System/Holy Redeemer Physician & Ambulatory Obligated Group)[1]	5.000		10/01/2036	5,617,000

20,915,000	Montgomery County, PA IDA[1]	5.375		08/01/2038	24,215,596

300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500		12/01/2025	350,850

2,860,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000		07/01/2031	3,212,981

1,500,000	Northampton County, PA IDA (Morningstar Senior Living)[1]	5.000		07/01/2027	1,606,710

1,049,761	Northampton County, PA IDA (Northampton Generating)[4]	5.000		12/31/2023	470,713

14,826,610	Northampton County, PA IDA (Northampton Generating)[4]	5.000		12/31/2023	6,648,252

16,000,000	PA Commonwealth Financing Authority[1]	5.000		06/01/2032	17,842,080

2,000,000	PA Commonwealth Financing Authority[1]	5.000		06/01/2035	2,271,500

3        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupo	n	Maturity	Value

Pennsylvania (Continued)

$39,737,908	PA EDFA (Bionol Clearfield)[6]	8.500%		07/01/2015	$1,661,839

3,000,000	PA EDFA (Forum)[1]	5.000		03/01/2029	3,433,770

3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250		01/01/2032	3,270,960

4,055,000	PA GO1	5.000		07/01/2022	4,783,359

9,115,000	PA GO1	5.000		06/01/2022	10,732,366

1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125		05/01/2032	1,043,686

120,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750		09/01/2020	120,349

3,115,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750		09/01/2032	3,118,302

55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800		09/01/2025	55,144

100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000		07/01/2028	100,068

535,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000		11/01/2042	556,689

1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000		11/01/2027	1,330,818

10,000	PA HEFA (Drexel University College of Medicine)[1]	5.000		05/01/2037	10,423

3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000		07/01/2043	4,098,745

6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750		07/01/2028	6,786,417

3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800		07/01/2030	3,491,760

8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000		07/01/2042	8,915,078

9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875		07/01/2038	9,736,560

1,300,000	PA HEFA (Gwynedd Mercy College)[1]	5.375		05/01/2042	1,425,996

750,000	PA HEFA (Indiana University Foundation)[1]	5.000		07/01/2041	831,728

2,650,000	PA HEFA (La Salle University)[1]	5.000		05/01/2029	3,015,965

50,000	PA HEFA (Pennsylvania State University)	5.000		03/01/2022	50,184

1,400,000	PA HEFA (Shippensburg University Student Services)[1]	5.000		10/01/2035	1,513,036

3,000,000	PA HEFA (Shippensburg University)[1]	6.000		10/01/2031	3,385,800

7,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	7,958,790

2,250,000	PA HEFA (St. Francis University)[1]	6.250		11/01/2041	2,551,973

1,750,000	PA HEFA (St. Francis University)[1]	6.000		11/01/2031	1,962,293

100,000	PA HEFA (Student Association)[1]	6.750		09/01/2023	100,169

4,515,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750		08/15/2041	5,484,054

60,000	PA HEFA (University of the Arts)[1]	5.500		03/15/2020	60,187

3,050,000	PA HEFA (University of the Arts)[1]	5.625		03/15/2025	3,057,930

1,685,000	PA HEFA (University of the Arts)[1]	5.750		03/15/2030	1,688,808

1,000,000	PA HEFA (University Properties Student Hsg.)[1]	5.000		07/01/2031	1,129,170

1,000,000	PA HEFA (Ursinus College)[1]	5.000		01/01/2029	1,120,950

1,000,000	PA HEFA (Widener University)[1]	5.000		07/15/2038	1,121,290

5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000		10/01/2031	5,588,350

3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2029	3,263,820

4,410,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2028	4,812,104

3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2027	3,833,305

4        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupo	n	Maturity	Value

Pennsylvania (Continued)

$4,780,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000%		04/01/2032	$5,154,083

2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	2,434,185

250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2030	271,368

1,000,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2029	1,148,460

12,940,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[2]	6.000		06/01/2029	14,054,253

3,680,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2026	4,227,989

5,000,000	PA State Public School Building Authority (Philadelphia School District)[1,3]	5.000		06/01/2036	5,574,300

4,000,000	PA State Public School Building Authority (Philadelphia School District)[1,3]	5.000		06/01/2033	4,556,960

4,000,000	PA State Public School Building Authority (Philadelphia School District)[1,3]	5.000		06/01/2032	4,575,320

570,000	PA Turnpike Commission[1]	6.000	[5]	12/01/2034	681,469

1,750,000	PA Turnpike Commission[1]	5.000		06/01/2030	2,049,198

1,000,000	PA Turnpike Commission[1]	5.000		12/01/2031	1,179,670

500,000	PA Turnpike Commission[1]	5.000		12/01/2030	592,520

3,750,000	PA Turnpike Commission[1]	5.000		12/01/2040	4,303,800

10,000,000	PA Turnpike Commission[1]	0.000	[5]	12/01/2038	12,371,300

3,430,000	PA Turnpike Commission[1]	6.000	[5]	12/01/2034	4,016,633

2,000,000	PA Turnpike Commission[1]	5.000		12/01/2032	2,311,580

5,000,000	PA Turnpike Commission[1]	5.500	[5]	12/01/2034	5,718,550

1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,146,638

2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,339,140

5,000,000	Philadelphia, PA Airport[1]	5.000		06/15/2032	5,112,900

2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125		03/15/2043	2,815,550

450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	5.875		04/01/2032	454,721

500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	6.250		04/01/2042	508,530

1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750		11/15/2030	1,071,200

500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375		11/15/2040	546,115

2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375		06/15/2030	2,170,744

4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625		06/15/2042	4,279,600

1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250		05/01/2033	1,641,132

1,350,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125		01/01/2021	1,349,933

5        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupo	n	Maturity	Value

Pennsylvania (Continued)

$2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	6.750%		06/15/2033	$2,286,460

3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	7.000		06/15/2043	3,570,032

1,695,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100		07/01/2033	1,697,492

3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625		07/01/2035	3,034,140

6,260,000	Philadelphia, PA GO1	6.500		08/01/2041	7,370,900

890,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	884,749

250,000	Philadelphia, PA Hsg. Authority[1]	5.000		12/01/2021	252,368

1,000,000	Philadelphia, PA Municipal Authority[1]	6.500		04/01/2034	1,106,880

50,000	Philadelphia, PA Parking Authority	5.125		02/15/2018	50,189

20,000	Philadelphia, PA Parking Authority, Series A	5.250		02/15/2029	20,077

95,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450		02/01/2023	95,924

10,000,000	Philadelphia, PA School District[1,3]	5.000		09/01/2028	11,512,900

1,630,000	Philadelphia, PA School District[1]	6.000		09/01/2038	1,709,071

10,000,000	Philadelphia, PA School District[1,3]	5.000		09/01/2029	11,422,500

5,000	Philadelphia, PA School District[1]	6.000		09/01/2038	5,465

45,000	Philadelphia, PA School District[1]	6.000		09/01/2038	49,196

5,000	Philadelphia, PA School District[1]	6.000		09/01/2038	5,466

2,770,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130		01/20/2043	2,878,778

2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875		06/01/2052	3,057,294

900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625		06/01/2042	945,387

6,450,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500		01/01/2038	6,747,216

6,900,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450		07/01/2035	6,930,360

2,000,000	Westmoreland County, PA Municipal Authority[1]	5.000		08/15/2038	2,298,600

4,020,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	4,063,496

5,980,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	6,066,112

					558,443,554

U.S. Possessions—36.8%
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	754,670

185,000	Guam Power Authority, Series A1	5.000		10/01/2023	218,566

420,000	Guam Power Authority, Series A1	5.000		10/01/2030	488,951

235,000	Guam Power Authority, Series A1	5.000		10/01/2024	276,123

165,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	165,419

670,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	661,478

1,320,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,211,140

975,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	995,621

4,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[5]	07/01/2024	3,604,275

1,460,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	1,129,514

1,005,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	774,805

3,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2037	2,268,900

810,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	616,402

6        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupo	n	Maturity	Value

U.S. Possessions (Continued)

$213,320,000	Puerto Rico Children’s Trust Fund (TASC)	5.962%[7]		05/15/2050	$18,678,299

39,605,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	39,601,039

59,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	59,931,296

1,366,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.622	[7]	05/15/2057	34,230,825

9,000,000	Puerto Rico Commonwealth GO6	5.750		07/01/2036	5,647,500

3,000,000	Puerto Rico Commonwealth GO6	5.750		07/01/2041	1,912,500

790,000	Puerto Rico Commonwealth GO6	6.000		07/01/2028	502,637

13,500,000	Puerto Rico Commonwealth GO6	8.000		07/01/2035	9,196,875

7,360,000	Puerto Rico Commonwealth GO6	5.500		07/01/2039	4,738,000

5,000,000	Puerto Rico Commonwealth GO6	5.500		07/01/2026	3,196,850

2,000,000	Puerto Rico Commonwealth GO6	5.000		07/01/2020	1,279,360

2,500,000	Puerto Rico Commonwealth GO6	5.375		07/01/2033	1,579,450

3,000,000	Puerto Rico Commonwealth GO6	5.125		07/01/2028	1,899,150

15,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	15,605

336,338	Puerto Rico Electric Power Authority	10.000		01/01/2021	268,770

403,060	Puerto Rico Electric Power Authority	10.000		07/01/2019	323,524

403,059	Puerto Rico Electric Power Authority	10.000		07/01/2019	323,524

112,113	Puerto Rico Electric Power Authority	10.000		07/01/2022	89,421

112,113	Puerto Rico Electric Power Authority	10.000		01/01/2022	89,421

336,339	Puerto Rico Electric Power Authority	10.000		07/01/2021	268,770

3,000,000	Puerto Rico Electric Power Authority, Series A8	6.750		07/01/2036	2,044,680

3,325,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2042	2,242,945

4,920,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2029	3,318,884

1,435,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2024	969,945

1,510,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2025	1,019,144

3,505,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2031	2,362,756

1,760,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2030	1,186,504

5,540,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2027	3,747,422

3,000,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.250		07/01/2027	2,029,290

6,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	6,076,080

1,450,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2032	977,576

1,670,000	Puerto Rico Electric Power Authority, Series WW8	5.000		07/01/2028	1,127,701

2,445,000	Puerto Rico Electric Power Authority, Series XX8	5.250		07/01/2040	1,664,385

725,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000		07/01/2022	491,557

1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	619,750

10,000	Puerto Rico Highway & Transportation Authority, Series A6	5.000		07/01/2038	2,625

325,000	Puerto Rico Highway & Transportation Authority, Series H6	5.000		07/01/2028	85,312

270,000	Puerto Rico Infrastructure[4]	5.000		07/01/2041	44,820

1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	709,128

200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	187,164

185,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	166,239

125,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	113,274

1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,092,463

275,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)	5.750		06/01/2019	83,842

1,265,000	Puerto Rico Public Buildings Authority[6]	6.000		07/01/2019	774,813

1,000,000	Puerto Rico Public Buildings Authority[4]	6.750		07/01/2036	617,500

7        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupo	n	Maturity	Value

U.S. Possessions (Continued)

$1,500,000	Puerto Rico Public Buildings Authority[6]	6.500%		07/01/2030	$924,375

2,070,000	Puerto Rico Public Buildings Authority[4]	6.000		07/01/2041	1,267,875

3,000,000	Puerto Rico Public Buildings Authority[6]	5.750	[9]	07/01/2034	1,792,500

1,015,000	Puerto Rico Public Buildings Authority, Series D6	5.250		07/01/2036	601,388

5,725,000	Puerto Rico Public Finance Corp., Series B6	5.500		08/01/2031	552,463

7,385,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	3,787,250

30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.276	[7]	08/01/2034	3,831,300

950,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	486,989

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	2,551,300

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	2,686,700

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	2,581,300

3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	1,619,400

18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	5.711	[7]	08/01/2038	1,931,568

5,500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	2,914,560

1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	529,860

22,130,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	15,960,820

3,235,000	University of Puerto Rico, Series P	5.000		06/01/2030	1,386,812

1,300,000	University of Puerto Rico, Series Q	5.000		06/01/2030	557,297

2,500,000	V.I. Public Finance Authority, Series C1	5.000		10/01/2039	2,416,500

17,450,000	V.I. Tobacco Settlement Financing Corp.	6.247	[7]	05/15/2035	3,460,684

7,000,000	V.I. Tobacco Settlement Financing Corp.	7.622	[7]	05/15/2035	692,580

2,195,000	V.I. Tobacco Settlement Financing Corp.	6.497	[7]	05/15/2035	367,926

4,150,000	V.I. Tobacco Settlement Financing Corp.	6.872	[7]	05/15/2035	642,171

2,180,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	2,180,785

					286,418,882

Total Investments, at Value (Cost $938,129,455)—108.5%	844,862,436

Net Other Assets (Liabilities)—(8.5)	(66,487,959)

Net Assets—100.0%	$778,374,477

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security.

8        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

EDFA	Economic Devel. Finance Authority
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands

9        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price

10        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

2. Securities Valuation (Continued)

per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

11        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

12        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$556,781,715	$1,661,839	$558,443,554
U.S. Possessions	—	285,055,452	1,363,430	286,418,882

Total Assets	$—	$841,837,167	$3,025,269	$844,862,436

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
U.S. Possessions	$(1,353,378)	$1,353,378

Total Assets	$(1,353,378)	$1,353,378

* Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets

13        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating

14        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the

15        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $35,395,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $52,626,048 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $35,395,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,250,000	Berks County, PA Municipal Authority Tender Option Bond Series 2015-XF2016 Trust[3]	15.310%	11/1/31	$4,781,270
7,980,000	Chester County, PA IDA (Water Facilities Authority) Tender Option Bond Series 2015-XF2128 Trust[3]	10.566	2/1/41	8,105,525
3,230,000	PA Southcentral General Authority (Hanover Hospital) Tender Option Bond Series 2015-XF2131 Trust[3]	17.200	6/1/29	4,344,253

				$17,231,048

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting

16        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $35,395,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$50,887,450
Sold securities	28,125,640

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

17        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Information concerning securities not accruing interest at period end is as follows:

Cost	$95,408,732
Market Value	$36,347,637
Market Value as % of Net Assets	4.67%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $23,182,789, representing 2.98% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

18        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

4. Market Risk Factors (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$903,273,214[1]

Gross unrealized appreciation	$45,673,650
Gross unrealized depreciation	(138,940,669)

Net unrealized depreciation	$(93,267,019)

1. The Federal tax cost of securities does not include cost of $34,856,241, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

19        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—108.2%
Alabama—4.2%
$50,050,000	Jefferson County, AL Sewer[1]	0.000%[2]		10/01/2050	$37,979,942
25,000,000	Jefferson County, AL Sewer[1]	7.000		10/01/2051	31,441,000
30,000,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2046	23,028,000
21,895,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2039	16,840,539
20,045,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2046	16,620,312
7,000,000	Jefferson County, AL Sewer[1]	5.500		10/01/2053	8,113,560
47,500,000	Jefferson County, AL Sewer[1]	6.500		10/01/2053	58,286,775
17,500,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2050	14,520,100
22,500,000	Lower AL Gas District[1]	5.000		09/01/2046	28,375,425
					235,205,653

Alaska—0.4%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120		08/01/2031	535,815
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	5.875		12/01/2027	181,286
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	6.000		12/01/2036	54,935
1,960,000	AK Municipal Bond Bank Authority[1,4]	5.000		12/01/2032	2,253,000
2,055,000	AK Municipal Bond Bank Authority[1,4]	5.000		12/01/2033	2,350,488
1,755,000	AK Municipal Bond Bank Authority[1,4]	5.000		12/01/2030	2,040,030
1,365,000	AK Municipal Bond Bank Authority[1,4]	5.000		12/01/2031	1,577,735
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.122	[5]	06/01/2046	1,269,541
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.372	[5]	06/01/2046	675,655
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750		10/01/2041	12,288,866
					23,227,351

Arizona—1.2%
4,208,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,201,772
4,680,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[6]	6.375		01/01/2028	3,041,392
140,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[6]	8.500		01/01/2028	83,982
335,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125		07/15/2027	342,239
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200		07/15/2032	509,925
260,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450		07/15/2021	260,668
810,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625		07/15/2025	811,701
900,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800		07/15/2030	901,611
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900		07/15/2022	1,041,238
3,926,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750		07/01/2032	3,956,780

1         OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$199,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.000%	07/01/2017	$202,496
1,198,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375	07/01/2022	1,214,233
1,000,000	Glendale, AZ IDA (Midwestern University Foundation)[1]	5.000	07/01/2033	1,070,310
7,225,000	Maricopa County, AZ IDA (Christian Care Surprise)[4]	6.000	01/01/2048	7,235,765
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[6]	8.500	04/20/2041	746,280
294,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	294,303
435,000	Merrill Ranch, AZ Community Facilities District No. 2[1]	5.250	07/15/2040	476,155
262,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	262,448
641,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	641,750
1,125,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	1,129,342
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300	07/15/2025	420,092
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	342,923
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,658,481
4,135,000	Phoenix, AZ IDA (Freedom Academy)[1]	5.500	07/01/2046	4,181,312
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,045,248
1,005,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,007,100
2,400,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.500	09/01/2046	2,365,656
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	3,108,420
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.750	04/01/2036	1,502,025
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	7.500	04/01/2041	6,586,463
1,025,000	Pima County, AZ IDA (Paideia Academies)	6.000	07/01/2035	1,076,435
3,310,000	Pima County, AZ IDA (Paideia Academies)	6.125	07/01/2045	3,467,060
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	1,601,616
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	1,961,588
765,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	798,912
1,022,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	751,477
1,500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	1,501,305
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	258,518
41,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	41,425
1,000,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,007,190
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.250	12/01/2042	1,700,707
695,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.000	12/01/2032	761,018
30,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.000	01/01/2039	30,015
675,000	Verrado, AZ Community Facilities District No. 1[1]	5.700	07/15/2029	741,859
610,000	Verrado, AZ Community Facilities District No. 1[1]	6.000	07/15/2033	675,721

2 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Arizona (Continued)
$1,800,000	Verrado, AZ Community Facilities District No. 1[1]	6.000%		07/15/2027	$2,021,022
					69,037,978

Arkansas—0.1%
5,645,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3]	6.250		02/01/2038	3,356,235

California—12.7%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	2,787,575
750,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625		01/01/2040	898,365
250,000	Beaumont, CA Financing Authority, Series C1	5.000		09/01/2022	255,642
200,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200		05/01/2031	200,474
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375		09/01/2039	5,922,345
127,310,000	CA County Tobacco Securitization Agency	5.307	[5]	06/01/2046	17,847,589
107,400,000	CA County Tobacco Securitization Agency	5.502	[5]	06/01/2050	2,196,330
246,760,000	CA County Tobacco Securitization Agency	6.341	[5]	06/01/2055	1,789,010
33,920,000	CA County Tobacco Securitization Agency	6.647	[5]	06/01/2046	1,070,854
8,100,000	CA County Tobacco Securitization Agency	8.145	[5]	06/01/2033	3,128,787
215,100,000	CA County Tobacco Securitization Agency	6.998	[5]	06/01/2055	2,434,932
7,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	6,999,300
18,500,000	CA County Tobacco Securitization Agency (TASC)	5.650	[2]	06/01/2041	18,993,765
49,600,000	CA County Tobacco Securitization Agency (TASC)	6.399	[5]	06/01/2046	5,763,024
18,030,000	CA County Tobacco Securitization Agency (TASC)	5.700	[2]	06/01/2046	18,511,221
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	5,002,250
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	7,350,565
865,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	870,622
2,630,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	2,648,594
520,920,000	CA County Tobacco Securitization Agency (TASC)	5.559	[5]	06/01/2050	53,034,865
255,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	255,227
4,625,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	4,643,592
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	10,304,406
10,000,000	CA GO1	4.000		09/01/2035	10,917,000
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[7]	5.750		06/01/2047	132,585,024
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.043	[5]	06/01/2047	18,254,600
53,950,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750		06/01/2047	53,494,123
30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/ SJHE/SJHO Obligated Group)[7]	5.750		07/01/2039	33,837,383
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250		07/15/2050	2,049,071
10,000,000	CA Infrastructure and Economic Devel. (SanfordConsortium)[7]	5.000		05/15/2040	11,378,000
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	914,370
360,000	CA Public Works[1,4]	6.625		11/01/2034	361,224
58,990,000	CA Silicon Valley Tobacco Securitization Authority	8.898	[5]	06/01/2047	8,147,109
13,505,000	CA Silicon Valley Tobacco Securitization Authority	8.998	[5]	06/01/2047	1,767,940
20,800,000	CA Silicon Valley Tobacco Securitization Authority	8.692	[5]	06/01/2041	4,731,376
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.146	[5]	06/01/2056	5,086,202

3 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$60,785,000	CA Silicon Valley Tobacco Securitization Authority	8.995%[5]		06/01/2036	$20,048,109
1,145,000	CA Statewide CDA (Albert Einstein Academy)	6.000		11/01/2032	1,201,918
1,730,000	CA Statewide CDA (Albert Einstein Academy)	6.250		11/01/2042	1,826,240
10,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	10,030
2,019,578	CA Statewide CDA (Microgy Holdings)[6]	9.000		12/01/2038	20
8,015,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000		09/02/2044	8,111,501
555,300,000	CA Statewide Financing Authority Tobacco Settlement	5.954	[5]	06/01/2055	5,341,986
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	101,619
1,010,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	1,017,575
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	4,571,979
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	3,078,625
10,465,000	Cerritos, CA Community College District[7]	5.250		08/01/2033	11,694,521
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	1,659,038
750,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.996	[5]	06/01/2057	7,177,500
377,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.704	[5]	06/01/2057	3,615,498
1,230,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	1,232,681
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	1,686,230
1,500,000	Los Angeles, CA Dept. of Airports[1]	5.000		05/15/2035	1,775,940
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[7]	5.375		05/15/2030	33,870,773
5,000,000	Los Angeles, CA Dept. of Water & Power[7]	5.000		07/01/2034	5,425,300
9,230,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[1]	9.250		08/01/2024	9,295,441
200,000	Maywood, CA Public Financing Authority[1]	7.000		09/01/2038	200,314
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.372	[5]	06/01/2045	7,907,176
10,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	9,999,000
45,000	Placer County, CA Improvement Bond Act 1915[1]	6.500		09/02/2030	45,285
21,711,000	River Rock, CA Entertainment Authority[3]	8.000		11/01/2018	3,498,293
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	2,194,063
3,805,000	Sacramento County, CA Airport System[1]	5.250		07/01/2033	4,055,217
100,000	Sacramento County, CA Special Tax Community Facilities District No. 2004-1 (McClellan Park)	6.000		09/01/2031	101,397
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	2,500,820
10,000,000	San Diego, CA Unified School District[1]	4.000		07/01/2032	11,225,900
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	926,865
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	1,246,180

4 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$21,730,000	San Jose, CA Airport[1]	5.000%		03/01/2037	$22,007,709
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	6,980,880
143,080,000	Southern CA Tobacco Securitization Authority	7.098	[5]	06/01/2046	3,041,881
41,325,000	Southern CA Tobacco Securitization Authority	6.398	[5]	06/01/2046	941,797
195,570,000	Southern CA Tobacco Securitization Authority	6.381	[5]	06/01/2046	19,791,684
14,735,000	Stockton, CA Unified School District	5.948	[5]	08/01/2041	5,734,420
12,115,000	Stockton, CA Unified School District	5.918	[5]	08/01/2038	5,341,867
17,145,000	Stockton, CA Unified School District	5.948	[5]	08/01/2043	6,152,826
6,245,000	Stockton, CA Unified School District	5.997	[5]	08/01/2037	2,903,238
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875		06/01/2035	1,446,980
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000		06/01/2045	1,558,679
4,615,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)[1]	6.000		09/01/2036	4,816,306
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500		09/01/2042	4,429,320
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27[1]	7.000		09/01/2040	7,502,530
					715,725,907

Colorado—2.8%
1,185,000	Brennan, CO Metropolitan District	5.250		12/01/2046	1,182,274
1,025,000	CO Country Club Highlands Metropolitan District[3]	7.250		12/01/2037	417,821
2,600,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2046	2,786,420
4,475,000	CO Elbert and Highway 86 Metropolitan District[3]	7.500		12/01/2032	2,235,755
2,241,000	CO Elkhorn Ranch Metropolitan District[3]	6.375		12/01/2035	1,458,510
1,785,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	1,955,521
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[7]	5.000		01/01/2044	16,306,766
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[1]	5.300		07/01/2037	1,030,062
467,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	450,599
1,685,000	CO Huntington Trails Metropolitan District[1]	8.250	[2]	12/01/2037	1,695,498
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	502,290
1,068,000	CO Liberty Ranch Metropolitan District	6.250		12/01/2036	1,065,383
1,945,000	CO Midcities Metropolitan District No. 2	7.750		12/15/2046	1,907,695
2,275,000	CO Neu Towne Metropolitan District[3]	7.250		12/01/2034	603,648
745,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	754,573
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	1,006,020
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	5.993	[5]	12/15/2017	3,020,400
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,032,466
272,000	CO Potomac Farms Metropolitan District	7.625	[2]	12/01/2023	177,107
890,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	889,884
500,000	CO Silver Peaks Metropolitan District[3]	5.750		12/01/2036	334,045
1,720,000	CO Sorrell Ranch Metropolitan District[6]	6.750		12/15/2036	347,268
2,500,000	CO STC Metropolitan District No. 2	6.000		12/01/2038	2,548,200

5 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$1,238,000	CO Stoneridge Metropolitan District[1]	5.625%		12/01/2036	$1,296,619
1,615,000	CO Table Mountain Metropolitan District[1]	5.250		12/01/2045	1,638,256
569,000	CO Table Mountain Metropolitan District	7.750		12/15/2045	575,982
8,000,000	CO Talon Pointe Metropolitan District[6]	8.000		12/01/2039	800,320
3,415,000	Cundall Farms, CO Metropolitan District	6.875		12/01/2044	3,457,961
785,000	Cundall Farms, CO Metropolitan District	7.750		12/15/2044	772,989
35,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.250		10/01/2032	36,380,004
26,350,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.750		10/01/2032	27,235,623
2,000,000	Erie Farm, CO Metropolitan District	5.500		12/01/2045	2,029,700
600,000	Erie Farm, CO Metropolitan District	7.750		12/15/2045	604,866
2,065,000	Hawthorn, CO Metropolitan District No. 2[1]	6.375		12/01/2044	2,091,267
950,000	Hawthorn, CO Metropolitan District No. 2	7.750		12/15/2044	961,210
1,960,000	Highlands, CO Metropolitan District No. 3	5.125		12/01/2046	1,961,196
1,195,000	Leyden Rock, CO Metropolitan District No. 10	7.250		12/15/2045	1,159,401
1,410,000	Marvella, CO Metropolitan District[4]	5.125		12/01/2046	1,413,342
1,000,000	Mountain Shadows, CO Metropolitan District[1]	5.000		12/01/2046	1,018,580
2,595,000	Prairiestar, CO Metropolitan District No. 2	5.750		12/01/2046	2,512,687
665,000	Reserve, CO Metropolitan District No. 2[1]	5.125		12/01/2045	642,929
3,945,000	Reserve, CO Metropolitan District No. 2[1]	5.000		12/01/2045	3,812,290
810,000	Southglenn, CO Metropolitan District[1]	5.000		12/01/2036	838,925
1,035,000	Southglenn, CO Metropolitan District[1]	5.000		12/01/2030	1,099,439
1,575,000	Southglenn, CO Metropolitan District[1]	5.000		12/01/2046	1,615,005
735,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	798,710
685,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.125		11/01/2038	733,402
295,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.000		12/01/2033	315,485
1,220,000	Tallyns Reach, CO Metropolitan District No. 3	6.750		11/01/2038	1,246,950
750,000	Thompsong Crossing, CO Metropolitan District No. 6	6.000		12/01/2044	767,070
5,409,763	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000		12/01/2041	5,480,144
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000	[2]	12/15/2041	10,224,365
					157,192,922

Connecticut—1.0%
5,295,000	CT GO1	4.000		08/15/2031	5,694,508
12,500,000	CT GO1	4.000		08/15/2030	13,542,000
5,000,000	CT Special Tax[1]	5.000		09/01/2028	6,178,550
7,965,000	CT Special Tax[1]	5.000		08/01/2033	9,438,445
6,000,000	CT Special Tax[1]	5.000		08/01/2032	7,140,900
8,125,000	CT Special Tax (Transportation Infrastructure)[1]	5.000		09/01/2030	9,862,125
470,000	Georgetown, CT Special Taxing District[6]	5.125		10/01/2036	185,636
1,580,000	Hartford, CT GO1	5.000		10/01/2033	1,750,656
11,494,118	Mashantucket Western Pequot Tribe CT	6.050		07/01/2031	447,926
					54,240,746

Delaware—0.1%
1,266,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	1,266,836

6 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Delaware (Continued)
$7,330,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450%		07/01/2036	$6,627,786
					7,894,622

District of Columbia—1.8%
10,000,000	District of Columbia (Howard University)[1]	6.250		10/01/2032	10,807,300
22,110,000	District of Columbia (Howard University)[1]	6.500		10/01/2041	23,927,663
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,243,180
3,200,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	3,564,032
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	33,813,669
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.211	[5]	06/15/2055	6,931,350
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	5.909	[5]	06/15/2055	20,043,658
					101,330,852

Florida—9.4%
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000		10/01/2046	1,237,240
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000		10/01/2042	1,239,050
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000		10/01/2032	932,460
3,385,000	Amelia Concourse, FL Community Devel. District	6.000		05/01/2047	3,381,243
4,655,000	Amelia Concourse, FL Community Devel. District[6]	5.750		05/01/2038	3,475,609
7,090,000	Arlington Ridge, FL Community Devel. District	5.500		05/01/2036	6,024,869
1,045,000	Avignon Villages, FL Community Devel. District[6]	5.300		05/01/2014	135,996
755,000	Avignon Villages, FL Community Devel. District[6]	5.400		05/01/2037	98,256
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500		02/01/2030	11,990,671
225,000	Bayshore, FL Hsg. Corp.[6]	8.000		12/01/2016	116,982
2,165,000	Baywinds, FL Community Devel. District[1,4]	7.020		05/01/2022	2,192,387
7,625,000	Baywinds, FL Community Devel. District[1]	5.250		05/01/2037	7,624,314
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	6.000		10/01/2042	8,423,825
2,655,000	Boynton Village, FL Community Devel. District Special Assessment	6.000		05/01/2038	2,660,575
175,000	Broward County, FL HFA (Single Family)	5.000		10/01/2039	175,882
5,845,000	Buckeye Park, FL Community Devel. District[6]	7.875		05/01/2038	1,749,759
925,000	Carlton Lakes, FL Community Devel. District Special Assessment	5.625		11/01/2036	938,634
2,250,000	Carlton Lakes, FL Community Devel. District Special Assessment	5.750		11/01/2047	2,278,507
25,405,000	CFM, FL Community Devel. District, Series A6	6.250		05/01/2035	10,794,076
8,115,000	Chapel Creek, FL Community Devel. District Special Assessment[6]	5.500		05/01/2038	4,828,100
24,013,000	Clearwater Cay, FL Community Devel. District[6]	5.500		05/01/2037	13,198,025
1,690,000	Creekside, FL Community Devel. District[6]	5.200		05/01/2038	675,358

7 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$1,255,000	Crosscreek, FL Community Devel. District[6]	5.600%	05/01/2039	$627,249
2,625,000	Crosscreek, FL Community Devel. District[6]	5.500	05/01/2017	1,311,975
55,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	55,079
20,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	20,063
900,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	900,378
7,745,000	Deer Run, FL Community Devel. District Special Assessment[6]	7.625	05/01/2039	5,032,701
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[3]	5.250	11/01/2020	796,719
12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	6,248,625
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	3,358,261
6,045,000	FL Devel. Finance Corp. (Florida Charter Educational Foundation)	5.000	07/15/2046	5,847,268
95,000	FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	95,154
3,400,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	3,108,076
7,660,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[3]	7.375	03/01/2030	822,148
2,980,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1,4]	5.500	05/01/2038	2,979,702
1,715,000	Harbor Bay, FL Community Devel. District[1]	6.750	05/01/2034	1,717,658
15,910,000	Heritage Harbour North, FL Community Devel. District[1,4]	6.375	05/01/2038	16,133,217
350,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A1	5.500	05/01/2036	349,965
10,000,000	Highlands County, FL Health Facilities Authority (ABH/ AGH/AHSGA Obligated Group)[7]	5.250	11/15/2036	10,122,532
13,500,000	Highlands County, FL Health Facilities Authority (ABH/ AGH/AHSGA Obligated Group)[7]	5.125	11/15/2032	13,418,240
5,480,000	Indigo, FL Community Devel. District[3]	5.750	05/01/2036	3,339,841
7,875,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	7,948,395
14,905,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1,4]	5.400	05/01/2037	14,903,509
3,800,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	3,799,544
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)[1]	6.750	09/01/2028	100,100
1,275,000	Liberty County, FL Revenue (Twin Oaks)[6]	8.250	07/01/2028	189,121
1,180,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	707,422
5,360,000	Magnolia Creek, FL Community Devel. District[6]	5.900	05/01/2039	1,123,778
5,000,000	Magnolia Creek, FL Community Devel. District[6]	5.600	05/01/2014	1,048,300
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[3]	5.350	05/01/2037	1,682,327
2,595,000	Main Street, FL Community Devel. District[4]	6.800	05/01/2038	2,616,980
4,000,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2031	4,714,560
5,455,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	6,352,729
50,000,000	Miami-Dade County, FL School Board COP[7]	5.375	02/01/2034	54,889,000
10,000,000	Miami-Dade County, FL School Board COP[7]	5.000	02/01/2027	10,894,600
10,000,000	Miami-Dade County, FL School Board COP[7]	5.250	02/01/2027	10,950,100
12,430,000	Montecito, FL Community Devel. District[6]	5.100	05/01/2013	9,319,268

8 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$5,405,000	Montecito, FL Community Devel. District[3]	5.500%	05/01/2037	$4,052,345
565,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	547,525
10,160,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	10,469,372
4,345,000	Naturewalk, FL Community Devel. District[3]	5.500	05/01/2038	2,387,969
3,640,000	Naturewalk, FL Community Devel. District[6]	5.300	05/01/2016	2,000,508
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	751,612
7,015,000	Orange County, FL Tourist Devel. Tax Revenue[1]	4.000	10/01/2032	7,771,427
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[6]	7.000	07/01/2036	1,499,625
3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)[1]	7.500	06/01/2049	3,666,330
12,260,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	11,469,230
6,005,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.125	05/01/2039	6,103,482
1,565,000	Palm River, FL Community Devel. District[6]	5.375	05/01/2036	617,017
1,850,000	Palm River, FL Community Devel. District[6]	5.150	05/01/2013	728,252
1,485,000	Parkway Center, FL Community Devel. District, Series A1,4	6.300	05/01/2034	1,475,051
5,575,000	Pine Ridge Plantation, FL Community Devel. District	5.400	05/01/2037	4,892,620
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,472,143
4,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	4,610,655
1,805,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	1,814,675
425,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	418,459
9,600,000	Portico, FL Community Devel. District	5.450	05/01/2037	9,253,536
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[6]	5.500	05/01/2038	1,351,739
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[6]	5.600	05/01/2036	1,179,347
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[6]	5.200	05/01/2017	392,020
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[6]	5.400	05/01/2038	767,005
2,470,000	Portofino Vista, FL Community Devel. District[6]	5.000	05/01/2013	1,111,080
400,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	399,960
1,575,000	Reunion East, FL Community Devel. District	6.600	05/01/2033	1,623,211
3,680,000	Reunion East, FL Community Devel. District	6.600	05/01/2036	3,767,474
1,425,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	14
3,420,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	34
140,000	Ridgewood Trails, FL Community Devel. District[1]	5.650	05/01/2038	140,025
2,365,000	River Bend, FL Community Devel. District[6]	7.125	11/01/2015	303,288
7,580,000	River Glen, FL Community Devel. District Special Assessment[6]	5.450	05/01/2038	3,788,484

9 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$164,621	Santa Rosa Bay, FL Bridge Authority	6.250%		07/01/2028	$126,779
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500		07/01/2040	2,069,814
4,000,000	Seminole County, FL IDA (Progressive Health)[1]	7.500		03/01/2035	3,982,440
8,750,000	South Bay, FL Community Devel. District[3]	0.000	[2]	05/01/2036	6,845,563
3,240,000	South Bay, FL Community Devel. District[3]	0.000	[2]	05/01/2025	2,542,979
7,035,000	South Bay, FL Community Devel. District[1]	5.125		05/01/2020	6,911,465
5,110,000	South Bay, FL Community Devel. District[6]	5.950		05/01/2036	254,171
7,435,000	South Bay, FL Community Devel. District[1]	5.950		05/01/2036	7,436,487
3,735,000	South Fork East, FL Community Devel. District[1,4]	6.500	[2]	05/01/2038	3,750,201
860,333	St. Johns County, FL IDA (Glenmoor)[3]	2.500		01/01/2049	9
2,325,000	St. Johns County, FL IDA (Glenmoor)[6]	5.375	[8]	01/01/2049	1,580,628
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000		08/01/2045	3,943,100
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875		08/01/2040	3,923,500
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250		10/01/2041	923,730
19,075,000	Tern Bay, FL Community Devel. District[6]	5.375		05/01/2037	4,646,479
16,765,000	Tern Bay, FL Community Devel. District[6]	5.000		05/01/2015	4,081,104
2,415,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000		05/01/2036	2,415,628
4,950,000	Treeline, FL Preservation Community Devel. District[3]	6.800		05/01/2039	1,978,812
4,100,000	University of North Florida Financing Corp.[1]	5.000		11/01/2025	4,261,499
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[6]	5.550		05/01/2039	695,371
1,080,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.250		05/01/2036	1,051,607
1,815,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.375		05/01/2046	1,758,154
3,515,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.375		05/01/2046	3,404,910
640,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	4.750		05/01/2026	628,845
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125		05/01/2013	2,635,901
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.500		05/01/2037	2,009,163
5,045,000	Waters Edge, FL Community Devel. District[1,4]	6.600	[2]	05/01/2039	5,028,604
133,000	Waters Edge, FL Community Devel. District[1]	5.350		05/01/2039	132,988
14,800,000	Waterstone, FL Community Devel. District[6]	5.500		05/01/2018	7,397,780
1,215,000	West Villages, FL Improvement District[6]	5.350		05/01/2015	728,538
18,550,000	West Villages, FL Improvement District[6]	5.800		05/01/2036	11,122,951
18,800,000	West Villages, FL Improvement District	5.500		05/01/2038	18,846,812
14,925,000	Westridge, FL Community Devel. District[6]	5.800		05/01/2037	8,955,000
16,135,000	Westside, FL Community Devel. District[3,4]	7.200		05/01/2038	9,677,773
11,045,000	Westside, FL Community Devel. District[3]	5.650		05/01/2037	6,624,791
7,420,000	Wyld Palms, FL Community Devel. District[6]	5.400		05/01/2015	1,852,106
4,340,000	Wyld Palms, FL Community Devel. District[6]	5.500		05/01/2038	1,083,307
2,665,000	Zephyr Ridge, FL Community Devel. District[6]	5.625		05/01/2037	1,331,967

10 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$3,830,000	Zephyr Ridge, FL Community Devel. District[6]	5.250%		05/01/2013	$1,914,234
					532,077,106

Georgia—1.4%
710,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	791,082
3,800,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	4,254,632
5,440,000	Cobb County, GA Devel. Authority (Provident Group- Creekside Properties)	6.000		07/01/2051	5,237,197
1,445,000	Cobb County, GA Devel. Authority (Provident Group- Creekside Properties)	6.000		07/01/2036	1,419,351
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[6]	6.250		11/01/2043	5,310,587
1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[6]	6.000		11/01/2032	689,752
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[6]	5.750		11/01/2025	717,242
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[7]	5.000		06/15/2029	34,480,426
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[7]	5.250		06/15/2037	14,812,882
2,055,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125		03/15/2031	2,160,565
3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.748	[5]	06/01/2034	1,270,238
2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.246	[5]	06/01/2024	1,477,350
9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)	0.000	[2]	06/01/2049	5,632,445
2,000,000	Marietta, GA Devel. Authority (University Facilities)[1]	7.000		06/15/2039	2,084,240
					80,337,989

Hawaii—0.1%
405,000	HI Dept. of Transportation (Continental Airlines)[1]	5.625		11/15/2027	406,567
275,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375		07/01/2032	274,511
2,020,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300		07/01/2022	2,011,617
					2,692,695

Idaho—0.0%
1,230,700	Nampa, ID Local Improvement District No. 148	6.625		09/01/2030	1,284,814
Illinois—6.2%
500,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625		01/01/2018	497,880
3,000,000	Carol Stream, IL Park District[1]	5.000		01/01/2037	3,395,370
30,685,000	Caseyville, IL Tax (Forest Lakes)[3]	7.000		12/30/2022	1,415,806
5,000,000	Chicago, IL Board of Education	7.000		12/01/2044	5,317,100
1,500,000	Chicago, IL Board of Education	6.500		12/01/2046	1,540,950
1,100,000	Chicago, IL Board of Education	5.000		12/01/2042	974,963
20,000,000	Chicago, IL GO1	5.250		01/01/2033	20,500,800
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)	6.125		02/20/2042	35,137
10,032,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500		03/01/2017	2,002,287
1,120,000	Country Club Hills, IL GO1	5.000		12/01/2030	1,130,472

11 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$1,175,000	Country Club Hills, IL GO1	5.000%	12/01/2031	$1,185,739
2,425,000	Country Club Hills, IL GO1	5.000	12/01/2032	2,445,370
1,060,000	Country Club Hills, IL GO1	5.000	12/01/2029	1,070,526
915,000	Country Club Hills, IL GO1	5.000	12/01/2026	925,614
965,000	Country Club Hills, IL GO1	5.000	12/01/2027	974,882
1,010,000	Country Club Hills, IL GO1	5.000	12/01/2028	1,020,373
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	999,830
1,585,000	Franklin Park, IL GO1	6.250	07/01/2030	1,879,762
2,243,450	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	1,991,600
1,800,000	Harvey, IL GO3	5.625	12/01/2032	1,061,658
6,165,000	Harvey, IL GO3	5.500	12/01/2027	3,697,829
10,140,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1,4]	6.500	12/01/2037	10,451,197
9,425,000	IL Finance Authority (Advocate Health Care)[7]	5.500	04/01/2044	10,194,646
5,820,000	IL Finance Authority (Advocate Health Care)[7]	5.375	04/01/2044	6,265,288
5,180,000	IL Finance Authority (Advocate Health Care)[7]	5.375	04/01/2044	5,576,322
10,575,000	IL Finance Authority (Advocate Health Care)[7]	5.500	04/01/2044	11,438,555
21,765,000	IL Finance Authority (Advocate Health Care)[7]	5.375	04/01/2044	23,430,235
19,410,000	IL Finance Authority (Advocate Health Care)[7]	5.375	04/01/2044	20,895,056
365,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group)[1]	5.375	04/01/2044	394,003
320,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group)[1]	5.375	04/01/2044	353,587
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375	09/01/2035	3,197,332
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)[1]	4.625	07/01/2027	127,929
5,000,000	IL Finance Authority (Central Dupage Health System/ Central Dupage Hospital Assoc.)[7]	5.375	11/01/2039	5,603,850
12,500,000	IL Finance Authority (Central Dupage Health)[7]	5.500	11/01/2039	14,110,750
5,590,000	IL Finance Authority (DeKalb Supportive Living)[1,4]	6.100	12/01/2041	5,722,036
2,030,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	2,030,792
1,000,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	1,100,110
1,060,000	IL Finance Authority (LSS/LSSSEF/HHFdn/LHV/LHVF/ LRCA/MVA/PG/CCLHA Obligated Group[1]	5.125	02/01/2026	1,069,996
850,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	851,377
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,501,800
105,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/ PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )[1]	7.750	08/15/2034	123,805
11,050,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/ PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )[1]	7.750	08/15/2034	13,082,647
575,000	IL Finance Authority (Rogers Park Montessori School)[1]	6.000	02/01/2034	616,779
1,310,000	IL Finance Authority (Rogers Park Montessori School)[1]	6.125	02/01/2045	1,402,696
11,870,000	IL Finance Authority (St. Anthony Lassing)[4]	6.500	12/01/2032	12,663,984
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,724,595
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	6,584,308
4,400,000	IL Finance Authority (Villa St. Benedict)[1]	6.375	11/15/2043	4,548,104

12 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$4,185,000	IL Finance Authority (Villa St. Benedict)[1,4]	6.125%	11/15/2035	$4,327,081
7,000,000	IL GO1	5.000	11/01/2026	7,023,800
11,000,000	IL GO1	5.000	11/01/2029	11,037,400
3,605,000	IL GO1	5.000	03/01/2034	3,617,257
1,775,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.600	01/01/2056	1,728,175
1,640,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.450	01/01/2046	1,600,099
15,580,000	IL Sales Tax[1]	4.000	06/15/2029	17,450,379
12,455,000	IL Sales Tax[1]	4.000	06/15/2031	13,718,809
7,140,000	Lake County, IL Special Service Area No. 8[6]	7.125	03/01/2037	2,996,801
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[3]	7.125	01/01/2036	5,998,037
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[6]	5.750	03/01/2022	530,174
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[6]	6.125	03/01/2040	718,880
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[6]	5.750	03/01/2022	346,959
3,491,000	Plano, IL Special Service Area No. 5[6]	6.000	03/01/2036	2,088,595
4,355,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[1,4]	6.000	12/01/2041	4,430,472
5,615,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	4,442,644
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	173
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,583,025
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,423,590
11,610,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	5,804,536
4,200,000	Southwestern IL Devel. Authority (Village of Sauget)[1,4]	5.625	11/01/2026	3,918,516
10,930,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250	12/01/2019	11,046,405
12,690,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)[1,4]	6.500	12/01/2032	13,311,176
7,620,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1,4]	6.100	12/01/2041	7,799,984
1,900,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)[1]	7.000	12/01/2042	1,975,506
				349,044,200

Indiana—1.5%
1,140,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[6]	9.000	12/01/2045	569,897
955,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[3]	8.000	12/01/2045	477,414
4,300,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	5,189,111
1,225,000	Chesterton, IN Economic Devel. (Storypoint/Sr. Living 2016/Sr. Living Waterville/Sr. Living Chesterton Obligated Group)[4]	6.375	01/15/2051	1,230,414
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375	08/01/2029	5,818,874

13 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Indiana (Continued)
$2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750%		11/15/2041	$3,159,795
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500		11/15/2031	1,861,595
11,505,000	IN Finance Authority (Marian University)[1]	6.375		09/15/2041	12,952,329
925,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000		07/01/2039	931,956
3,950,000	IN Hsg. & Community Devel. Authority (Evergreen Village Bloomington)[1]	5.500		01/01/2037	3,944,905
6,225,000	IN Hsg. & Community Devel. Authority (Hammond Assisted Living Community)[1]	5.750		01/01/2036	6,295,156
4,965,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)[1]	5.750		04/01/2036	4,996,975
14,565,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)[1]	5.150		01/01/2037	14,341,282
2,560,000	Muncie, IN Multifamily Hsg. (Silver Birch Project)[1]	5.250		01/01/2037	2,522,240
7,648,049	North Manchester, IN Economic Devel. (Peabody Retirement Community)[3]	1.000		12/01/2045	877,690
9,119,085	North Manchester, IN Economic Devel. (Peabody Retirement Community)	6.050	[8]	12/01/2045	8,745,932
5,645,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500		07/01/2022	6,089,318
3,685,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250		01/01/2029	3,680,246
					83,685,129

Iowa—0.4%
2,190,000	IA Finance Authority (Amity Fellowserve)	6.500		10/01/2036	2,206,666
940,000	IA Finance Authority (Amity Fellowserve)	6.375		10/01/2026	947,454
630,000	IA Finance Authority (Amity Fellowserve)	6.000		10/01/2028	630,233
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[3]	5.900		12/01/2028	127,449
855,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1,4]	5.375		06/01/2025	812,925
15,230,000	IA Tobacco Settlement Authority	5.500		06/01/2042	15,228,934
3,460,000	IA Tobacco Settlement Authority (TASC)[1]	6.500		06/01/2023	3,490,137
					23,443,798

Kansas—0.0%
565,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[1]	7.950		10/15/2035	565,780
3,528,794	Olathe, KS Tax Increment (Gateway)[3]	5.000		03/01/2026	1,410,176
					1,975,956

Kentucky—0.6%
1,980,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750		03/01/2029	1,984,039
14,000,000	KY EDFA (Baptist Healthcare System)[7]	5.375		08/15/2024	14,955,080
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375		05/15/2046	1,263,520
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250		05/15/2041	1,572,537
7,750,000	KY Municipal Power Agency[1]	5.000		09/01/2035	8,932,728
5,000,000	KY Municipal Power Agency[1]	5.000		09/01/2036	5,753,950
					34,461,854

Louisiana—0.7%
12,270,000	East Baton Rouge Parish, LA Sewer[1]	5.000		02/01/2039	14,235,899

14 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Louisiana (Continued)
$1,200,000	Juban Park, LA Community Devel. District Special Assessment[6]	5.150%		10/01/2014	$119,856
9,630,000	LA GO1	4.000		09/01/2031	10,608,312
11,415,000	LA HFA (La Chateau)[1]	7.250		09/01/2039	11,864,637
555,000	LA Public Facilities Authority (Progressive Healthcare)[3]	6.375		10/01/2020	166,450
5,350,000	LA Public Facilities Authority (Progressive Healthcare)[3]	6.375		10/01/2028	1,604,519
					38,599,673

Maine—0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2041	2,239,200
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625		07/01/2020	4,820,976
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875		10/01/2026	12,318,475
					19,378,651

Maryland—0.0%
105,000	Baltimore, MD Convention Center Hotel[1]	5.250		09/01/2039	105,354
6,861,636	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[3]	3.787	[5]	01/01/2037	761,641
					866,995

Massachusetts—1.4%
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2041	7,839,108
685,000	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2018	708,119
2,057,748	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2039	2,147,034
6,062,305	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	6,301,160
1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.965	[5]	11/15/2056	8,836
321,825	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	303,845
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200		11/01/2041	1,004,420
9,315,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	9,761,840
10,060,000	MA GO1	4.000		04/01/2033	10,967,311
5,970,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000		07/15/2032	6,094,057
9,980,000	MA HFA, Series A7	5.300		06/01/2049	10,147,550
8,015,000	MA HFA, Series C7	5.400		12/01/2049	8,071,498
14,660,000	MA HFA, Series C7	5.350		12/01/2042	15,670,954
505,000	MA Industrial Finance Agency (Cambridge Friends School)[1]	5.800		09/01/2028	505,535
85,000	MA Port Authority (Delta Air Lines)[1]	5.000		01/01/2027	85,337
					79,616,604

Michigan—1.8%
4,140,000	Charyl Stockwell Academy, MI Public School Academy[1]	5.750		10/01/2045	4,213,444
2,740,000	Charyl Stockwell Academy, MI Public School Academy[1]	5.500		10/01/2035	2,773,154
10,100,000	Detroit, MI City School District[7]	6.000		05/01/2029	12,701,053
206,150	Detroit, MI GO	5.250		04/01/2022	207,140
906,750	Detroit, MI GO	5.000		04/01/2021	909,579
803,643	Detroit, MI GO1	5.000		04/01/2020	806,086
54,250	Detroit, MI GO	5.250		04/01/2017	54,430
350,300	Detroit, MI GO	5.250		04/01/2020	351,463
155,000	Detroit, MI GO	5.250		04/01/2020	155,138
250,000	Detroit, MI GO1	5.250		11/01/2035	261,195

15 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Michigan (Continued)
$15,500	Detroit, MI GO	5.250%		04/01/2023	$15,550
342,550	Detroit, MI GO	5.250		04/01/2021	343,646
1,355,000	Detroit, MI Local Devel. Finance Authority	6.850		05/01/2021	1,356,301
1,845,000	Detroit, MI Local Devel. Finance Authority	6.700		05/01/2021	1,846,402
420,000	Macomb, MI Public Academy[1]	6.750		05/01/2037	420,462
8,700,000	MI Finance Authority (HFHS/HFMHCT/HFWH/WAFMH Obligated Group)[1]	5.000		11/15/2041	9,847,704
8,900,000	MI Finance Authority (HFHS/HFMHCT/HFWH/WAFMH Obligated Group)[1]	5.000		11/15/2029	10,620,370
4,800,000	MI Finance Authority (HFHS/HFMHCT/HFWH/WAFMH Obligated Group)[1]	5.000		11/15/2028	5,778,000
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	1,429,680
765,000	MI Public Educational Facilities Authority (American Montessori)	6.500		12/01/2037	778,854
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,400,476
1,165,875	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,181,999
2,750,000	MI Strategic Fund Solid Waste (Genesee Power Station)[1]	7.500		01/01/2021	2,741,833
144,990,000	MI Tobacco Settlement Finance Authority	6.387	[5]	06/01/2052	5,461,773
3,048,780,000	MI Tobacco Settlement Finance Authority	7.965	[5]	06/01/2058	15,487,802
1,625,000	Pontiac, MI City School District	4.500		05/01/2020	1,492,400
2,800,000	Summit Academy North, MI Public School Academy[1]	5.000		11/01/2035	2,815,316
3,500,000	Summit Academy North, MI Public School Academy[1]	5.000		11/01/2031	3,577,175
13,735,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1,4]	6.000		12/01/2029	13,771,260
					102,799,685

Minnesota—0.4%
1,250,000	Dakota County, MN Community Devel. Agency (Walker Methodist)[1]	5.000		08/01/2051	1,271,763
1,640,000	Dakota County, MN Community Devel. Agency (Walker Methodist)[1]	5.000		08/01/2046	1,681,869
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850		12/01/2029	6,404,589
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500		04/01/2042	5,340,961
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400		04/01/2028	730,146
1,535,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000		09/15/2037	1,536,489
1,613,056	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630		10/01/2033	1,624,606
2,492,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250		03/01/2029	2,487,489
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000		09/01/2036	650,923

16 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Minnesota (Continued)
$400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	5.750%		09/01/2026	$400,640
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)[1]	5.500		09/01/2043	2,437,146
560,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000		02/01/2019	556,091
					25,122,712

Mississippi—0.4%
2,235,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750		12/01/2024	2,493,567
13,520,000	MS Business Finance Corp. (Mississippi Power Company)	0.670	[8]	05/01/2028	13,520,000
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375		10/01/2028	1,852,034
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250		10/01/2027	1,471,307
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[6]	7.500		10/01/2042	2,291,000
					21,627,908

Missouri—1.3%
4,900,000	Branson, MO Commerce Park Community Improvement District[3]	5.750		06/01/2026	1,102,255
2,480,000	Branson, MO IDA (Branson Hills Redevel.)	5.750		05/01/2026	2,498,476
13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050		05/01/2027	13,019,500
880,000	Branson, MO IDA (Branson Landing)	5.250		06/01/2021	878,266
2,470,000	Branson, MO IDA (Branson Landing)	5.500		06/01/2029	2,463,652
19,700,000	Branson, MO IDA (Branson Shoppe Redevel.)[1,4]	5.950		11/01/2029	19,728,171
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125		12/01/2036	456,798
3,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625		04/01/2027	2,181,160
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500		04/01/2021	998,706
1,150,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[4]	5.000		11/01/2023	1,125,643
740,000	Kansas City, MO IDA (Sales Tax)[1]	5.000		04/01/2046	712,827
1,000,000	Kansas City, MO IDA (Sales Tax)[1]	5.000		04/01/2036	998,970
1,191,000	Kansas City, MO IDA (West Paseo)[1]	6.750		07/01/2036	1,192,084
1,000,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500		06/01/2025	998,390
1,200,000	Lees Summit, MO IDA (Kensington Farms)[6]	5.500		03/01/2021	775,716
750,000	Lees Summit, MO IDA (Kensington Farms)[6]	5.750		03/01/2029	463,117
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)[1]	6.000		05/01/2042	2,880,164
2,310,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875		10/01/2029	2,347,099
3,825,000	MO Dardenne Town Square Transportation Devel. District[3]	5.000		05/01/2036	1,375,967
3,020,000	MO Dardenne Town Square Transportation Devel. District[3]	5.000		05/01/2026	1,086,385
400,000	MO Grindstone Plaza Transportation Devel. District	5.400		10/01/2026	385,828
115,000	MO Grindstone Plaza Transportation Devel. District	5.550		10/01/2036	105,587
220,000	MO Grindstone Plaza Transportation Devel. District	5.250		10/01/2021	218,038
700,000	Northwoods, MO Transportation Devel. District	5.850		02/01/2031	669,879

17 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$2,750,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1,4]	5.000%		10/01/2046	$2,743,950
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[6]	8.000		04/27/2033	1,600,527
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	1,648,961
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	1,394,124
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000		08/21/2026	663,618
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[3]	6.300		04/01/2027	1,569,275
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[6]	5.500		01/20/2028	1,085,056
2,367,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	1,998,434
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	739,889
975,000	Stone Canyon, MO Improvement District (Infrastructure)[6]	5.750		04/01/2027	296,956
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[6]	5.700		04/01/2022	568,079
					72,971,547

Montana—0.0%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[3]	6.250	[2]	09/01/2031	1,185,279
Nebraska—0.6%
770,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)[1]	6.625		12/01/2021	753,761
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[7]	5.750		11/01/2048	21,914,787
3,700,000	Omaha, NE Public Facilities Corp. (Omaha Baseball Stadium)[1]	4.000		06/01/2031	4,113,623
3,055,000	Omaha, NE Public Facilities Corp. (Omaha Baseball Stadium)[1]	4.000		06/01/2030	3,421,203
4,805,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	4,775,209
					34,978,583

Nevada—0.2%
5,375,000	Clark County, NV GO1	4.000		11/01/2031	6,059,130
750,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	747,983
975,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	972,514
3,110,000	Henderson, NV Health Care Facility (DHlth/BMH/CmntyHOSB/MSrH/SFMH/SNVMMH/CMF/SHSvcs Obligated Group)[1]	5.250		07/01/2031	3,175,466
385,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500		08/01/2025	361,888

18 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Nevada (Continued)
$110,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400%		08/01/2020	$107,617
					11,424,598

New Hampshire—0.1%
1,395,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	1,477,500
4,620,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	4,569,965
515,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	492,186
					6,539,651

New Jersey—5.1%
3,583,000	Newark, NJ GO1	5.000		07/15/2029	3,897,086
110,000	NJ EDA (Continental Airlines)[1]	4.875		09/15/2019	116,051
3,750,000	NJ EDA (Continental Airlines)[1]	5.625		11/15/2030	4,308,375
565,000	NJ EDA (Leap Academy Charter School)[1]	6.000		10/01/2034	582,538
500,000	NJ EDA (Leap Academy Charter School)[1]	6.300		10/01/2049	516,155
750,000	NJ EDA (Leap Academy Charter School)[1]	6.200		10/01/2044	772,140
1,000,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.100		07/01/2044	1,025,270
5,000,000	NJ Educational Facilities Authority (College of St. Elizabeth)[1]	5.000		07/01/2046	5,238,850
480,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2033	490,560
104,230,000	NJ Tobacco Settlement Financing Corp.	4.750		06/01/2034	100,421,436
61,680,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2029	61,685,551
69,555,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2041	65,519,419
9,500,000	NJ Transportation Trust Fund Authority[1,4]	5.000		06/15/2029	9,894,440
10,200,000	NJ Transportation Trust Fund Authority[1,4]	5.000		06/15/2030	10,616,874
20,400,000	NJ Transportation Trust Fund Authority[1,4]	5.000		06/15/2031	21,197,232
210,000	Weehawken Township, NJ GO1	6.000		08/01/2022	240,351
210,000	Weehawken Township, NJ GO1	6.000		08/01/2021	241,151
					286,763,479

New Mexico—0.2%
615,000	Boulders, NM Pubic Improvement District[1]	5.750		10/01/2044	635,369
395,000	Mariposa East, NM Public Improvement District	5.900	[2]	09/01/2032	368,930
560,000	Mariposa East, NM Public Improvement District	5.900		09/01/2032	493,114
480,000	Mariposa East, NM Public Improvement District	12.495	[5]	09/01/2032	67,142
80,000	Mariposa East, NM Public Improvement District[1]	5.900		09/01/2032	81,589
875,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	925,111
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,891,601
4,325,000	Saltillo, NM Improvement District[1]	7.625		10/01/2037	4,466,903
					8,929,759

New York—7.2%
15,015,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750	[8]	11/01/2046	16,182,717
14,980,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750	[8]	11/01/2046	16,139,152
10,000,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750	[8]	11/01/2046	10,773,800
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	5.630	[5]	06/01/2055	153,990
17,000,000	Glen Cove, NY Local Assistance Corp. (Gravies Point Public Improvement)[4]	0.000	[2]	01/01/2055	11,883,000

19 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,750,000	Glen Cove, NY Local Assistance Corp. (Gravies Point Public Improvement)[4]	5.000%		01/01/2056	$1,769,162
1,500,000	Islip, NY IDA (Engel Burman at Sayville)[1]	7.750	[8]	11/01/2045	1,774,140
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2030	1,159,580
187,500	Nassau County, NY IDA (Amsterdam at Harborside)[1]	5.875		01/01/2023	187,474
2,100,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2049	2,178,288
922,500	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.500		01/01/2032	931,900
1,780,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2049	1,846,358
2,937,408	Nassau County, NY IDA (Amsterdam at Harborside)[6]	2.000		01/01/2049	491,722
3,078,706	Nassau County, NY IDA (Amsterdam at Harborside)[1]	5.500		07/01/2020	3,091,113
234,000,000	NY Counties Tobacco Trust V	6.732	[5]	06/01/2060	950,040
51,600,000	NY Counties Tobacco Trust V	7.146	[5]	06/01/2060	214,656
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[7,9]	5.125		01/15/2044	41,406,155
33,190,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2056	37,547,515
8,200,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2051	9,141,524
5,410,000	NY MTA, Series C-1[1]	5.000		11/15/2031	6,513,532
4,060,000	NY MTA, Series C-1[1]	5.000		11/15/2032	4,860,510
900,000	NY MTA, Series D1	5.250		11/15/2029	1,091,241
560,000	NY MTA, Series D1	5.250		11/15/2028	680,635
485,000	NY MTA, Series D1	5.250		11/15/2027	591,976
900,000	NY MTA, Series D1	5.250		11/15/2032	1,074,852
900,000	NY MTA, Series D1	5.250		11/15/2033	1,079,388
900,000	NY MTA, Series D1	5.250		11/15/2030	1,090,494
900,000	NY MTA, Series D1	5.250		11/15/2031	1,080,036
6,045,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	5,130,392
7,100,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	6,115,656
8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	8,382,578
9,970,000	NYC Municipal Water Finance Authority[7]	5.750		06/15/2040	10,722,427
2,985,000	NYC Municipal Water Finance Authority[7]	5.750		06/15/2040	3,210,275
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	4.000		02/01/2033	11,005,900
4,990,000	NYC Transitional Finance Authority (Future Tax)[1]	4.000		05/01/2031	5,565,796
10,000,000	NYS DA (Sales Tax)[1]	5.000		03/15/2035	12,030,900
19,100,000	NYS DA (St. Mary’s Hospital for Children)[4]	7.875		11/15/2041	21,098,242
27,070,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2035	32,341,883
14,075,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2036	16,590,203
5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.250		03/15/2033	6,141,500
14,870,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2036	17,693,962
21,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	25,538,198
3,000,000	NYS Thruway Authority[1]	5.000		01/01/2036	3,527,580
5,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000		07/01/2041	5,477,400
2,500,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000		07/01/2034	2,813,650
7,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.250		01/01/2050	7,767,970
15,000,000	NYS Transportation Devel. Corp. (American Airlines/JFK International Airport)[1]	5.000		08/01/2031	16,045,800
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	203,930

20 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,650,000	Port Authority NY/NJ (KIAC)[1]	6.750%		10/01/2019	$1,707,420
8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	8,484,111
2,240,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	2,240,739
					405,721,462

North Carolina—0.1%
1,500,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	1,504,065
1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2031	1,884,993
					3,389,058

North Dakota—0.1%
3,480,000	Burleigh County, ND Educational Facilities (University of Maryland)	5.200		04/15/2046	3,422,928
2,605,000	Burleigh County, ND Educational Facilities (University of Maryland)	5.100		04/15/2036	2,568,269
					5,991,197

Ohio—9.7%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[7]	5.000		06/01/2038	10,897,520
77,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250	[2]	06/01/2037	75,272,718
144,205,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	136,485,706
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	17,899,069
2,295,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.529	[5]	06/01/2052	24,284,274
76,170,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500		06/01/2047	75,415,917
35,200,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	33,357,280
12,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125		06/01/2024	11,483,809
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000		06/01/2042	12,411,240
24,655,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	23,109,871
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)[1]	7.000		07/01/2043	5,778,504
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	4,554,424
1,305,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)[1]	5.500		09/01/2050	1,339,791
2,075,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)[1]	5.250		09/01/2040	2,129,427
645,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)[1]	5.375		09/01/2045	663,215
240,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000		05/15/2035	245,374

21 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Ohio (Continued)
$31,800,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/ HMCG/HMCJ Obligated Group)	8.000%		07/01/2042	$37,497,606
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250		12/01/2034	1,692,600
20,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750		08/15/2038	21,414
105,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750		08/15/2038	114,153
465,000	Lorain County, OH Port Authority (Alumalloy LLC)[1,4]	6.000		11/15/2025	464,991
10,000,000	Montgomery County, OH (Miami Valley Hospital)[7]	5.750		11/15/2023	11,663,200
2,000,000	OH Air Quality Devel. Authority (First Energy Generation)[1]	3.100	[8]	03/01/2023	1,831,080
13,500,000	OH Air Quality Devel. Authority (First Energy Generation)[1]	3.750	[8]	12/01/2023	12,609,270
10,795,000	OH Air Quality Devel. Authority (First Energy Generation)[1]	4.250	[8]	08/01/2029	10,629,405
18,700,000	OH Higher Education Facility Commission (Hiram College)[1]	6.000		10/01/2041	19,258,008
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[6,10]	7.250		08/01/2034	163
2,235,822	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[6,10]	10.820		08/01/2034	22
1,500,000	OH Water Devel. Authority (First Energy Generation)[1]	3.000		05/15/2019	1,351,065
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400		02/15/2034	2,374,150
1,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300		02/15/2024	1,454,490
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.750		12/01/2032	4,649,646
1,700,000	Toledo-Lucas County, OH Port Authority (Storypoint/Sr. Living 2016/Sr. Living Waterville/Sr. Living Chesterton Obligated Group)[4]	6.375		01/15/2051	1,707,514
1,225,000	Toledo-Lucas County, OH Port Authority (Storypoint/Sr. Living 2016/Sr. Living Waterville/Sr. Living Chesterton Obligated Group)[4]	6.125		01/15/2034	1,230,488
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400		11/01/2036	1,563,609
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500		12/01/2034	3,557,371
					548,998,384

Oklahoma—0.2%
5,000,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625		10/01/2037	4,695,350
4,710,000	Grady County, OK Criminal Justice Authority[1,4]	7.000		11/01/2041	4,729,829
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500		09/01/2026	100,342
					9,525,521

Oregon—0.0%
725,000	OR Facilities Authority (Concordia University)[1]	6.125		09/01/2030	777,686

22 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Oregon (Continued)
$1,640,000	OR Facilities Authority (Personalized Learning- Redmond Proficiency Academy)[1]	5.750%		06/15/2046	$1,690,545
					2,468,231

Pennsylvania—2.5%
1,000,000	Allegheny County, PA Sanitary Authority[1]	4.000		12/01/2031	1,102,840
22,300,000	Beaver County, PA IDA (FirstEnergy Generation)[1]	4.500	[8]	06/01/2028	22,183,371
5,180,000	Chester County, PA IDA (Hickman Friends Senior Community of West Chester)[4]	5.500		01/01/2052	5,305,149
3,215,000	Crawford County, PA Hospital Authority (MMedC/ COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/TAHS/ CVHC/HCrawC/FCIM Obligated Group)[4]	6.000		06/01/2051	3,184,811
2,750,000	Crawford County, PA Hospital Authority (MMedC/ COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/TAHS/ CVHC/HCrawC/FCIM Obligated Group)[4]	6.000		06/01/2046	2,761,797
500,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	532,505
515,000	Luzerne County, PA IDA[1,4]	7.500		12/15/2019	538,087
583,316	Northampton County, PA IDA (Northampton Generating)[3]	5.000		12/31/2023	261,559
8,238,655	Northampton County, PA IDA (Northampton Generating)[3]	5.000		12/31/2023	3,694,213
24,937,498	PA EDFA (Bionol Clearfield)[6]	8.500		07/01/2015	1,042,886
15,000,000	PA EDFA (FirstEnergy Generation)[1]	4.500	[8]	06/01/2028	14,919,750
11,500,000	PA Geisinger Authority Health System, Series A7	5.250		06/01/2039	12,472,555
2,980,000	PA GO1	4.000		09/15/2032	3,256,902
2,150,000	PA GO1	4.000		09/15/2031	2,369,192
15,000,000	PA GO1	4.000		09/15/2032	16,259,700
4,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	4,547,880
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2030	3,256,410
10,000,000	PA State Public School Building Authority (Philadelphia School District)[1,4]	5.000		06/01/2032	11,438,300
10,000,000	PA State Public School Building Authority (Philadelphia School District)[1,4]	5.000		06/01/2033	11,392,400
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125		03/15/2043	1,689,330
1,030,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.500		06/15/2022	1,115,129
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.500		06/15/2032	2,120,680
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625		07/01/2042	5,813,273
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625		07/01/2036	3,722,152
5,775,000	York, PA GO1	7.250		11/15/2041	6,473,833
					141,454,704

Rhode Island—0.4%
44,240,000	Central Falls, RI Detention Facility[6]	7.250		07/15/2035	10,976,386

23 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Rhode Island (Continued)
$7,500,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000%		05/15/2029	$8,157,525
28,225,000	RI Tobacco Settlement Financing Corp. (TASC)	6.121	[5]	06/01/2052	1,659,066
					20,792,977

South Carolina—0.6%
6,638,000	Hardeeville, SC Assessment Revenue (Anderson Tract
	Municipal Improvement District)[4]	7.750		11/01/2039	6,828,112
13,531,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[4]	6.200		11/01/2036	13,537,089
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	2.882	[5]	01/01/2020	5,914,644
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.618	[5]	01/01/2024	4,809,895
200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.295	[5]	01/01/2026	99,968
					31,189,708

South Dakota—0.0%
1,425,000	Turner County, SD Tax Increment[1]	5.000		12/15/2026	1,421,224
Tennessee—0.3%
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[3]	6.125		12/01/2016	31,850
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500		09/01/2047	9,457,740
6,425,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000		09/01/2044	7,018,991
					16,508,581

Texas—10.9%
1,000,000	Abilene, TX GO1	4.000		02/15/2033	1,084,330
2,040,000	Anson, TX Education Facilities Corp. (Arlington Classics Academy)[1]	5.000		08/15/2045	2,106,851
1,325,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)[1]	5.000		06/15/2046	1,339,204
700,000	Aubrey, TX Special Assessment (Jackson Ridge Public Improvement District No. 1)[1]	7.250		09/01/2045	717,164
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)[1]	7.750		12/01/2028	224,344
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,10]	5.400		05/01/2029	—
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,10]	6.750		10/01/2038	—
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,10]	5.000		03/012041	—
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,10]	6.300		07/01/2032	—
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,10]	7.700		04/01/2033	—
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,10]	7.700		03/01/2032	—
1,755,000	Brushy Creek, TX Regional Utility Authority[1]	4.000		08/01/2033	1,925,691
2,000,000	Brushy Creek, TX Regional Utility Authority[1]	4.000		08/01/2032	2,205,260
1,925,000	Brushy Creek, TX Regional Utility Authority[1]	4.000		08/01/2030	2,150,456
2,000,000	Brushy Creek, TX Regional Utility Authority[1]	4.000		08/01/2031	2,216,080

24 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$15,620,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)	7.000%	11/01/2039	$16,701,216
700,000	Celina, TX Special Assessment	5.375	09/01/2028	705,299
1,895,000	Celina, TX Special Assessment[1]	6.250	09/01/2045	1,968,242
1,100,000	Celina, TX Special Assessment	5.875	09/01/2040	1,108,107
400,000	Celina, TX Special Assessment	5.500	09/01/2032	402,988
4,020,000	Celina, TX Special Assessment	7.500	09/01/2045	4,167,333
1,000,000	Celina, TX Special Assessment (Sutton Fields II)	7.250	09/01/2045	1,030,450
2,375,000	Central TX Regional Mobility Authority[1]	5.000	01/01/2040	2,698,071
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750	08/15/2041	840,075
1,250,000	Crane, TX Independent School District[1]	5.000	02/15/2030	1,254,025
21,850,000	Donna, TX GO1	6.250	02/15/2037	23,183,068
9,405,000	El Paso, TX GO1	4.000	08/15/2029	10,540,654
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.125	09/01/2028	1,591,830
2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.750	09/01/2043	2,106,140
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.500	09/01/2036	1,586,940
3,500,000	Galveston, TX Special Assessment	6.125	09/01/2044	3,530,590
3,700,000	Galveston, TX Special Assessment	6.000	09/01/2038	3,732,449
2,400,000	Galveston, TX Special Assessment	5.625	09/01/2028	2,421,432
10,000,000	Grand Parkway, TX Transportation Corp.[7]	5.000	04/01/2053	11,589,000
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[6]	7.000	12/01/2036	112
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000	04/01/2028	20,041
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000	08/15/2028	3,465,778
10,065,000	Harris County, TX Hospital District[1]	5.250	02/15/2037	10,197,858
2,000,000	Houston, TX Airport System[1]	5.000	07/01/2024	2,268,880
555,000	Houston, TX Airport System[1]	5.000	07/01/2026	622,111
1,210,000	Houston, TX Airport System[1]	5.000	07/01/2025	1,363,476
435,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	537,908
380,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	453,370
750,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	807,937
500,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	539,540
2,835,000	Judson, TX Independent School District[1]	4.000	02/01/2033	3,127,459
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.875	09/01/2044	607,836
475,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.375	09/01/2028	481,327
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.750	09/01/2038	607,872
450,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.375	09/15/2035	455,751

25 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (Continued)
$400,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.500%		09/15/2040	$405,092
455,000	Midlothian, TX Devel. Authority Tax Increment[1,4]	5.125		11/15/2026	454,072
8,750,000	Mission, TX EDC (Carbonlite Recycling)	6.500		12/01/2033	8,753,238
13,000,000	Mission, TX EDC (Natgasoline)[1]	5.750		10/01/2031	13,742,820
18,550,000	Mission, TX EDC (Natgasoline)[1]	5.750		10/01/2031	19,609,947
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000		07/01/2051	1,956,395
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000		07/01/2046	1,961,348
350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000		07/01/2031	407,232
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)[4]	5.500		11/15/2052	998,420
650,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)[4]	5.500		11/15/2046	654,472
400,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)[4]	5.375		11/15/2036	402,920
1,250,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000		04/01/2048	1,356,613
1,300,000	New Hope, TX Educational Facilities Finance Corp. Retirement Facility (Wesleyan Homes)	5.500		01/01/2049	1,385,501
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875		04/01/2036	907,429
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000		04/01/2045	2,264,496
1,475,000	Newark, TX Higher Education Finance Corp. (A+ Charter Schools)[1]	5.750		08/15/2045	1,561,376
1,600,000	North Central TX HFC (Village Kaufman Apartments)[1]	6.150	[8]	01/01/2043	1,703,696
38,000,000	North Central TX HFDC (Children’s Medical Center)[7]	5.750		08/15/2039	42,305,780
3,200,000	North Harris County, TX Regional Water Authority[1]	5.000		12/15/2031	3,870,048
2,100,000	North Harris County, TX Regional Water Authority[1]	5.000		12/15/2028	2,578,254
16,000,000	North TX Tollway Authority[7]	5.750		01/01/2048	16,859,840
5,920,000	North TX Tollway Authority[7]	5.750		01/01/2048	6,238,141
655,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)[1]	5.000		08/15/2036	670,229
1,000,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)[1]	5.000		08/15/2046	1,012,530
3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000		11/15/2049	3,582,240
750,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	6.000		09/15/2046	759,578

26 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$2,050,000	Sabine Neches, TX HFC (Fox Run Apartments)[1]	6.150%	01/01/2043	$2,173,226
1,402,052	Sabine Neches, TX HFC (Single Family Mtg.)[1]	5.430	12/01/2039	1,476,052
1,800,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[6,10]	6.450	06/01/2021	—
4,100,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[6,10]	6.150	08/01/2022	—
10,000,000	San Jacinto, TX Community College District[7]	5.125	02/15/2038	10,552,400
26,820,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[1]	7.500	07/01/2038	22,430,102
4,655,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850	12/01/2028	4,203,512
7,935,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	5.750	11/15/2024	8,715,800
32,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	6.250	11/15/2029	36,136,774
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750	11/15/2037	3,879,075
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[7]	5.000	12/01/2033	14,794,110
27,525,000	Travis County, TX HFDC (Longhorn Village)[1]	7.125	01/01/2046	31,002,233
2,495,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[6,10]	6.250	05/01/2028	—
19,800,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750	10/01/2037	20,958,696
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[6]	6.500	11/01/2029	1,512,366
10,000,000	TX GO1	5.000	10/01/2026	12,580,500
117,760,000	TX Municipal Gas Acquisition & Supply Corp.[7]	6.250	12/15/2026	144,817,360
900,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	918,117
635,000	TX Student Hsg. Corp. (University of North Texas)	6.750	07/01/2021	632,282
200,000	TX Student Hsg. Corp. (University of North Texas)	6.850	07/01/2031	196,802
8,500,000	TX Water Devel. Board[1]	4.000	10/15/2030	9,625,485
2,076,000	Vintage Township, TX Public Facilities Corp.[1]	7.375	10/01/2038	2,151,297
6,375,000	Waxahachie, TX Special Assessment	6.000	08/15/2045	6,444,041
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500	08/15/2025	3,440,519
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750	08/15/2028	5,460,145
				611,187,146

Utah—0.5%
4,915,000	Hideout, UT Local District No. 1 Special Assessment	8.250	08/01/2034	5,027,357
1,950,000	Hideout, UT Local District No. 1 Special Assessment	7.750	08/01/2024	1,995,552
1,750,000	UT Charter School Finance Authority (Endeavor Hall)[1]	6.000	07/15/2032	1,833,142
715,000	UT Charter School Finance Authority (Endeavor Hall)[1]	5.500	07/15/2022	753,739
3,870,000	UT Charter School Finance Authority (Endeavor Hall)[1]	6.250	07/15/2042	4,075,691
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)[1]	8.250	07/15/2046	7,478,921
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.300	07/15/2032	832,402

27 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Utah (Continued)
$1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.550%		07/15/2042	$1,831,044
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	828,688
855,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)[1]	5.000		02/15/2046	889,781
415,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)[1]	5.000		02/15/2036	436,700
					25,983,017

Virginia—0.7%
1,690,000	Celebrate, VA North CDA Special Assessment[3]	6.750		03/01/2034	1,090,929
4,562,000	Celebrate, VA South CDA Special Assessment[6]	6.250		03/01/2037	2,280,909
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800		03/01/2036	801,083
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.450		03/01/2036	2,298,804
14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125		03/01/2036	3,573,141
2,021,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2054	297,572
632,000	Lewistown, VA Commerce Center Community Devel. Authority[1]	6.050		03/01/2044	631,987
1,297,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2044	1,228,713
2,900,000	New Port, VA CDA[6]	5.600		09/01/2036	1,448,695
1,945,000	Norfolk, VA EDA, Series A4	6.000		11/01/2036	1,863,835
18,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	18,939,984
253,700,000	VA Tobacco Settlement Financing Corp.	7.438	[5]	06/01/2047	6,636,792
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[6]	6.375		03/01/2019	24
					41,092,468

Washington—2.1%
750,000	Greater Wenatchee, WA Regional Events Center[1]	5.000		09/01/2027	800,700
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	200,080
10,000	King County, WA Hsg. Authority (Kona Village)	6.700		01/01/2020	10,017
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.200		10/01/2031	725,783
75,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.100		10/01/2021	75,738
5,000,000	King County, WA Sewer[1]	4.000		07/01/2032	5,567,650
10,185,000	King County, WA Sewer[1]	4.000		07/01/2031	11,424,311
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100		10/01/2031	50,047
1,855,000	Seattle, WA Hsg. Authority (Newholly Phase II)[1]	7.000		01/01/2032	1,872,697
3,744,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	3,739,378
12,000,000	Tes Properties, WA7	5.625		12/01/2038	13,424,880

28 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Washington (Continued)
$1,500,000	Tes Properties, WA7	5.500%		12/01/2029	$1,673,340
10,000,000	WA GO1	5.000		08/01/2031	12,218,700
12,440,000	WA GO1	5.000		08/01/2032	14,924,268
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[7]	6.375		10/01/2036	19,702,833
17,410,000	WA Health Care Facilities Authority (Peacehealth)[7]	5.000		11/01/2028	18,937,553
1,000,000	WA Hsg. Finance Commission (Heron’s Key)	7.000		07/01/2045	1,071,240
1,700,000	WA Hsg. Finance Commission (Heron’s Key)	7.000		07/01/2050	1,809,259
10,860,000	WA Kalispel Tribe Indians Priority District[1]	6.750		01/01/2038	11,290,925
					119,519,399

West Virginia—0.5%
4,500,000	Brooke County, WV (Bethany College)	6.750		10/01/2037	4,974,030
3,000,000	Brooke County, WV (Bethany College)	6.500		10/01/2031	3,294,900
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[3]	7.000		06/01/2035	13,561,642
3,045,000	WV Hospital Finance Authority (UTD Health System)[1]	5.500		06/01/2039	3,394,383
					25,224,955

Wisconsin—2.0%
3,000,000	WI H&EFA (AE Nursing Centers)	7.250		06/01/2038	3,154,410
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	881,715
2,015,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	2,368,874
6,335,000	WI H&EFA (Wellington Homes)	6.750		09/01/2037	6,409,880
2,000,000	WI Public Finance Authority (Bancroft Neurohealth/ Bancroft Rehabilitation Services Obligated Group)[1]	5.125		06/01/2048	2,027,940
6,790,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.350		12/01/2052	7,252,738
5,200,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.000		12/01/2045	5,491,148
3,800,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.150		12/01/2050	4,016,030
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095	[5]	10/01/2042	38,600
6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	6,679,270
1,855,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210	[5]	10/01/2042	796,036
52,000,000	WI Public Finance Authority (Natogasoline)	10.000		06/30/2021	51,214,800
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000		07/01/2031	715,480
2,500,000	WI Public Finance Authority Charter School (Envision Science Academy)	5.250		05/01/2046	2,478,375
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000		07/15/2042	928,266
1,280,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750		07/15/2032	1,401,370

29 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Wisconsin (Continued)
$1,910,000	WI Public Finance Authority Educational Facility (Ask Academy)[1]	6.000%		02/01/2045	$1,922,778
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)[1]	6.000		09/01/2045	6,010,536
6,815,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)	5.250		12/01/2039	6,689,536
					110,477,782

U.S. Possessions—14.0%
27,050,000	Northern Mariana Islands Commonwealth, Series B	5.000		10/01/2033	25,065,882
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500		07/01/2028	190,860
11,980,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	9,059,755
11,450,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2042	8,662,727
53,230,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	41,037,669
2,750,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	2,127,510
10,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2025	10,308
7,645,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	5,913,713
3,325,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	2,588,878
5,350,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	5,335,020
7,260,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	7,294,848
3,065,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	3,064,693
152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.352	[5]	05/15/2055	5,694,007
9,265,000	Puerto Rico Commonwealth GO6	6.000		07/01/2039	5,941,181
5,000	Puerto Rico Commonwealth GO	5.250		07/01/2024	5,436
3,000,000	Puerto Rico Commonwealth GO6	5.750		07/01/2038	1,916,250
2,250,000	Puerto Rico Commonwealth GO6	6.000		07/01/2039	1,456,875
14,550,000	Puerto Rico Commonwealth GO6	6.500		07/01/2037	9,394,062
11,540,000	Puerto Rico Commonwealth GO6	5.750		07/01/2036	7,241,350
65,250,000	Puerto Rico Commonwealth GO6	5.750		07/01/2041	41,596,875
1,345,000	Puerto Rico Commonwealth GO	5.750		07/01/2037	1,347,650
13,000,000	Puerto Rico Commonwealth GO6	6.500		07/01/2040	8,368,750
2,625,000	Puerto Rico Commonwealth GO6	6.000		07/01/2035	1,683,281
2,550,000	Puerto Rico Commonwealth GO6	5.000		07/01/2033	1,606,602
700,000	Puerto Rico Commonwealth GO6	5.125		07/01/2031	441,882
1,500,000	Puerto Rico Commonwealth GO6	5.000		07/01/2024	957,600
14,695,000	Puerto Rico Commonwealth GO6	5.500		07/01/2026	9,395,542
6,765,000	Puerto Rico Commonwealth GO6	5.000		07/01/2041	4,236,581
340,000	Puerto Rico Commonwealth GO6	5.500		07/01/2027	216,515
3,255,000	Puerto Rico Commonwealth GO6	5.500		07/01/2026	2,081,149
62,180,000	Puerto Rico Commonwealth GO6	5.500		07/01/2039	40,028,375
2,000,000	Puerto Rico Commonwealth GO6	5.125		07/01/2037	1,267,500
1,660,000	Puerto Rico Commonwealth GO6	5.000		07/01/2034	1,043,725
5,000,000	Puerto Rico Commonwealth GO6	5.000		07/01/2033	3,150,200
1,480,000	Puerto Rico Commonwealth GO6	6.000		07/01/2038	949,050
1,920,000	Puerto Rico Commonwealth GO6	5.250		07/01/2026	1,225,190
40,000	Puerto Rico Commonwealth GO6	5.500		07/01/2018	25,675
2,145,000	Puerto Rico Commonwealth GO11	2.125		07/01/2019	2,136,184
1,545,000	Puerto Rico Commonwealth GO6	8.000		07/01/2035	1,052,531
2,165,000	Puerto Rico Commonwealth GO6	5.250		07/01/2037	1,369,362

30 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$285,000	Puerto Rico Commonwealth GO11	2.145%		07/01/2020	$281,255
1,501,705	Puerto Rico Electric Power Authority	10.000		07/01/2019	1,205,374
1,501,705	Puerto Rico Electric Power Authority	10.000		07/01/2019	1,205,374
1,629,052	Puerto Rico Electric Power Authority	10.000		01/01/2021	1,301,785
543,017	Puerto Rico Electric Power Authority	10.000		01/01/2022	433,110
1,629,051	Puerto Rico Electric Power Authority	10.000		07/01/2021	1,301,784
543,018	Puerto Rico Electric Power Authority	10.000		07/01/2022	433,111
480,000	Puerto Rico Electric Power Authority, Series A12	7.000		07/01/2040	327,163
160,000	Puerto Rico Electric Power Authority, Series A	7.250		07/01/2030	107,414
10,330,000	Puerto Rico Electric Power Authority, Series A12	7.000		07/01/2033	7,039,379
7,070,000	Puerto Rico Electric Power Authority, Series A12	5.000		07/01/2042	4,769,210
9,080,000	Puerto Rico Electric Power Authority, Series A12	7.000		07/01/2043	6,188,928
20,375,000	Puerto Rico Electric Power Authority, Series A12	6.750		07/01/2036	13,886,785
3,100,000	Puerto Rico Electric Power Authority, Series A12	5.000		07/01/2029	2,091,167
11,535,000	Puerto Rico Electric Power Authority, Series A12	5.050		07/01/2042	7,780,819
40,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2021	27,172
445,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250		07/01/2029	300,170
95,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250		07/01/2030	64,044
4,570,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250		07/01/2026	3,082,145
2,600,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250		07/01/2028	1,755,572
500,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250		07/01/2025	337,465
40,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250		07/01/2022	27,118
10,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250		07/01/2023	6,767
540,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000		07/01/2028	364,646
285,000	Puerto Rico Electric Power Authority, Series CCC	5.000		07/01/2027	192,785
20,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000		07/01/2025	13,498
2,570,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.250		07/01/2027	1,738,425
385,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.250		07/01/2028	259,960
310,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000		07/01/2022	210,183
35,000	Puerto Rico Electric Power Authority, Series CCC	5.000		07/01/2024	23,658
185,000	Puerto Rico Electric Power Authority, Series DDD[12]	5.000		07/01/2022	125,432
15,000	Puerto Rico Electric Power Authority, Series NN	5.500		07/01/2020	10,201
1,990,000	Puerto Rico Electric Power Authority, Series TT12	5.000		07/01/2027	1,346,116
375,000	Puerto Rico Electric Power Authority, Series TT12	5.000		07/01/2025	253,095
895,000	Puerto Rico Electric Power Authority, Series TT12	5.000		07/01/2026	603,597
5,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2020	3,356
6,100,000	Puerto Rico Electric Power Authority, Series TT12	5.000		07/01/2037	4,114,023
7,355,000	Puerto Rico Electric Power Authority, Series TT12	5.000		07/01/2032	4,958,667
55,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2021	37,363
20,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2018	13,646
170,000	Puerto Rico Electric Power Authority, Series TT12	5.000		07/01/2017	121,997
15,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2024	10,139
280,000	Puerto Rico Electric Power Authority, Series TT12	5.000		07/01/2023	189,468
210,000	Puerto Rico Electric Power Authority, Series TT12	5.000		07/01/2022	142,382
390,000	Puerto Rico Electric Power Authority, Series UU12	0.912	[8]	07/01/2017	271,460
415,000	Puerto Rico Electric Power Authority, Series WW12	5.250		07/01/2033	279,797
605,000	Puerto Rico Electric Power Authority, Series WW12	5.500		07/01/2038	407,970
85,000	Puerto Rico Electric Power Authority, Series WW12	5.375		07/01/2022	57,626

31 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$390,000	Puerto Rico Electric Power Authority, Series WW12	5.375%	07/01/2024	$263,605
185,000	Puerto Rico Electric Power Authority, Series WW12	5.250	07/01/2025	124,862
685,000	Puerto Rico Electric Power Authority, Series WW12	5.000	07/01/2028	462,560
60,000	Puerto Rico Electric Power Authority, Series WW12	5.500	07/01/2021	40,754
10,000	Puerto Rico Electric Power Authority, Series XX	5.250	07/01/2026	6,744
2,660,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2035	1,793,611
845,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2027	571,583
18,575,000	Puerto Rico Electric Power Authority, Series XX12	5.750	07/01/2036	12,523,079
38,430,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2040	26,160,454
515,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2018	351,369
95,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2021	64,536
50,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2022	33,898
850,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2022	576,309
215,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2024	145,329
10,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2026	6,744
25,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	07/01/2021	16,983
140,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2018	95,521
310,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2026	209,073
820,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2017	588,457
275,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2025	185,606
190,000	Puerto Rico Electric Power Authority, Series ZZ	4.625	07/01/2025	127,631
380,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2024	256,850
1,360,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	852,013
1,035,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2035	641,762
250,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2029	250,203
5,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2029	3,124,800
3,250,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	2,027,578
7,895,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	4,892,926
25,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2023	27,894
6,940,000	Puerto Rico Highway & Transportation Authority[3]	5.750	07/01/2019	3,823,385
215,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2023	217,307
45,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	45,602
45,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2027	45,483
350,000	Puerto Rico Highway & Transportation Authority[3]	5.750	07/01/2021	189,161
2,175,000	Puerto Rico Highway & Transportation Authority[6]	5.000	07/01/2028	374,100
9,000,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2022	9,120,330
605,000	Puerto Rico Highway & Transportation Authority, Series H6	5.450	07/01/2035	158,813
4,715,000	Puerto Rico Highway & Transportation Authority, Series M6	5.000	07/01/2046	1,237,688
5,000,000	Puerto Rico Infrastructure[3]	5.000	07/01/2031	830,000
3,000,000	Puerto Rico Infrastructure[3]	5.000	07/01/2037	498,000
7,300,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	3,697,596
2,500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	2,381,775
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000	07/01/2033	4,101,273
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2020	253,089
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2021	81,639
25,000	Puerto Rico Municipal Finance Agency, Series B1	5.250	07/01/2019	26,023

32 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$83,395,000	Puerto Rico Public Buildings Authority[3]	5.250%		07/01/2042	$49,411,538
8,825,000	Puerto Rico Public Buildings Authority[3]	6.000		07/01/2041	5,405,313
7,000,000	Puerto Rico Public Buildings Authority[3]	5.875		07/01/2039	4,200,000
15,860,000	Puerto Rico Public Buildings Authority[3]	5.625		07/01/2039	9,397,050
4,880,000	Puerto Rico Public Buildings Authority[3]	5.000		07/01/2036	2,891,400
100,000	Puerto Rico Public Buildings Authority[3]	5.250		07/01/2023	59,250
3,870,000	Puerto Rico Public Buildings Authority[3]	5.000		07/01/2032	2,292,975
5,100,000	Puerto Rico Public Buildings Authority[3]	6.250		07/01/2026	3,136,500
4,980,000	Puerto Rico Public Buildings Authority[3]	6.750		07/01/2036	3,075,150
12,000,000	Puerto Rico Public Buildings Authority[3]	6.125		07/01/2023	7,365,000
410,000	Puerto Rico Public Buildings Authority[3]	7.000		07/01/2021	253,688
200,000	Puerto Rico Public Buildings Authority[3]	5.500		07/01/2037	118,500
150,000	Puerto Rico Public Buildings Authority[3]	5.000		07/01/2037	88,875
260,000	Puerto Rico Public Buildings Authority[3]	5.500		07/01/2023	154,050
1,640,000	Puerto Rico Public Buildings Authority[3]	5.250		07/01/2033	971,700
12,845,000	Puerto Rico Public Buildings Authority[6]	5.750		07/01/2022	7,674,888
1,515,000	Puerto Rico Public Buildings Authority, Series D3	5.250		07/01/2036	897,638
39,020,000	Puerto Rico Public Finance Corp., Series B3	5.500		08/01/2031	3,765,430
9,500,000	Puerto Rico Sales Tax Financing Corp.	6.900	[2]	08/01/2026	4,829,610
50,640,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	25,839,566
44,385,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	22,752,639
42,745,000	Puerto Rico Sales Tax Financing Corp., Series A	0.000	[2]	08/01/2033	15,033,844
13,445,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	6,894,999
15,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	7,871,038
4,145,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2028	2,130,696
37,060,000	Puerto Rico Sales Tax Financing Corp., Series A	8.691	[5]	08/01/2035	4,715,144
2,250,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125		08/01/2029	1,207,710
11,455,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250		08/01/2027	5,837,468
700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2023	365,183
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	838,749
43,845,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	22,635,420
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	1,612,020
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A	7.886	[5]	08/01/2034	1,014,656
53,275,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	28,757,845
30,860,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	15,469,501
62,510,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	31,336,888
330,000	Puerto Rico Sales Tax Financing Corp., Series C	4.000		08/01/2026	241,035
135,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2046	97,515
10,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.500		08/01/2040	5,127,100
65,245,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	34,570,716
10,865,000	Puerto Rico Sales Tax Financing Corp., Series C	6.750	[2]	08/01/2032	6,001,717
19,555,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	14,103,653
300,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2035	151,164
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	2,649,600
5,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2038	2,633,303
3,500,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2036	1,786,575

33 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$5,000,000	University of Puerto Rico, Series P	5.000%		06/01/2030	$2,143,450
					789,195,591
Total Municipal Bonds and Notes (Cost $6,965,869,869)					6,097,162,336

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[13]				320,752
2,919	General Motors Co.[13]				92,240
3,627	WCI Communities Inc.[13,14]				83,965
Total Common Stocks (Cost $112,350)					496,957

Principal Amount		Coupon		Maturity
Corporate Bonds and Notes—0.1%
2,890,000	TX German Pellets Series Secured Note, Series 2016[13] (Cost $2,890,000)	8.000		12/31/2016	2,904,450

Principal Amount
Corporate Loans—0.2%
6,000,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[8]	11/16/2016	4,200,000
2,750,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[8]	11/16/2016	1,925,000
7,000,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[8]	11/16/2016	4,900,000
3,500,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[8]	11/16/2016	2,450,000
Total Corporate Loans (Cost $19,250,000)					13,475,000

Total Investments, at Value (Cost $6,988,122,219)—108.5%					6,114,038,743
Net Other Assets (Liabilities)—(8.5)					(479,968,458)
Net Assets—100.0%					$5,634,070,285

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

34 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

9. Restricted security. The aggregate value of restricted securities at period end was $41,406,155, which represents 0.73% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10 – 3/4/11	$37,405,936	$41,406,155	$4,000,219

10. Security received as the result of issuer reorganization.

11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

12. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

13. Received as a result of a corporate action.

14. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Metro
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate North Side Health Network
ARC	Assoc. of Retarded Citizens
BHI	Baptist Homes of Indiana
BMH	Bakersfield Memorial Hospital
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CCHCS	Cook Children’s Health Care System
CCLHA	Cole County Lutheran Home Association
CCMCtr	Cook Children’s Medical Center
CCPN	Cook Children’s Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CHCW	Catholic Healthcare West
CMCD	Children’s Medical Center of Dallas
CMCtrF	Children’s Medical Center Foundation
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COHS	Community Health Service
COP	Certificates of Participation
CVHC	Conneaut Valley Health Center
DA	Dormitory Authority

35 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

DHlth	Dignity Health
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
FBA	FFAH Beaumont Avenue
FCIM	French Creek Internal Medicine
FCommH	Fayette Community Hospital
FCP	FFAH Coleridge Road
FFC	FFAH Franklin Court
FGC	FFAH Glendale Court
FJC	FFAH Johnson Court
FJeffC	FFAH Jefferson Court
FMN	FFAH Market North
FNC&M	FFAH North Carolina and Missouri
FP1	FFAH Plaza 1
FP2	FFAH Plaza 2
FRB	FFAH Riverview Bend
FTS	FFAH Tucker Street
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HCCO	Homecare Connections
HCrawC	Hospice of Crawford County
HDC	Housing Devel. Corp.
HDS	Housing Devel. Services
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHFdn	Heisinger Hope Foundation
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LHV	Lutheran Hillside Village
LHVF	Lutheran Hillside Village Foundation
LRCA	Lutheran Retirement Center Association
LSS	Lutheran Senior Services

36 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

LSSSEF	Lutheran Senior Services Endowment Fund
MMedC	Meadville Medical Center
MMedCF	Meadville Medical Center Foundation
MPS	Meadville Physician Services
MRC	Methodist Retirement Communities
MSrH	Mercy Senior Housing
MTA	Metropolitan Transportation Authority
MVA	Meridian Village Association
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PClinic	Piedmont Clinic
PCTC	Presence Care Transformation Corp.
PG	Provident Group
PHC	Piedmont Healthcare
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHHosp	Piedmont Henty Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHN	Presence Health Network
PHosp	Piedmont Hospital
PLC	Presence Life Connections
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
PSSC	Presence Senior Services - Chicagoland
Res Rec	Resource Recovery Facility
ROLs	Reset Option Longs
SFMH	St. Francis Memorial Hospital
SHSvcs	Sequoia Health Services
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SNVMMH	Sierra Nevada Memorial-Miners Hospital
TAH	Titusville Area Hospital
TAHC	Titusville Area Health Center
TAHCF	Titusville Area Health Foundation
TAHS	Titusville Area Health Service
TASC	Tobacco Settlement Asset-Backed Bonds
VOA	Volunteers of America
WAFMH	W A Foote Memorial Hospital
WICF	W.I. Cook Foundation

37 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester High-Yield Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign

38 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized

39 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

40 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$235,205,653	$—	$235,205,653
Alaska	—	22,991,130	236,221	23,227,351
Arizona	—	67,908,748	1,129,230	69,037,978
Arkansas	—	—	3,356,235	3,356,235
California	—	715,725,887	20	715,725,907
Colorado	—	153,568,874	3,624,048	157,192,922
Connecticut	—	54,240,746	—	54,240,746
Delaware	—	7,894,622	—	7,894,622
District of Columbia	—	101,330,852	—	101,330,852
Florida	—	510,195,419	21,881,687	532,077,106
Georgia	—	80,337,989	—	80,337,989
Hawaii	—	2,692,695	—	2,692,695
Idaho	—	1,284,814	—	1,284,814
Illinois	—	336,581,989	12,462,211	349,044,200
Indiana	—	83,685,129	—	83,685,129
Iowa	—	23,316,349	127,449	23,443,798
Kansas	—	1,975,956	—	1,975,956
Kentucky	—	34,461,854	—	34,461,854
Louisiana	—	36,828,704	1,770,969	38,599,673
Maine	—	19,378,651	—	19,378,651
Maryland	—	866,995	—	866,995
Massachusetts	—	79,616,604	—	79,616,604
Michigan	—	102,799,685	—	102,799,685
Minnesota	—	25,122,712	—	25,122,712
Mississippi	—	21,627,908	—	21,627,908
Missouri	—	72,971,547	—	72,971,547
Montana	—	—	1,185,279	1,185,279
Nebraska	—	34,978,583	—	34,978,583
Nevada	—	11,424,598	—	11,424,598
New Hampshire	—	6,539,651	—	6,539,651
New Jersey	—	286,763,479	—	286,763,479
New Mexico	—	8,929,759	—	8,929,759
New York	—	405,721,462	—	405,721,462
North Carolina	—	3,389,058	—	3,389,058
North Dakota	—	5,991,197	—	5,991,197
Ohio	—	548,998,384	—	548,998,384
Oklahoma	—	9,525,521	—	9,525,521
Oregon	—	2,468,231	—	2,468,231
Pennsylvania	—	140,411,818	1,042,886	141,454,704
Rhode Island	—	20,792,977	—	20,792,977
South Carolina	—	17,652,619	13,537,089	31,189,708
South Dakota	—	1,421,224	—	1,421,224
Tennessee	—	16,508,581	—	16,508,581

41 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Texas	$—	$605,471,156	$5,715,990	$611,187,146
Utah	—	25,983,017	—	25,983,017
Virginia	—	34,419,416	6,673,052	41,092,468
Washington	—	119,519,399	—	119,519,399
West Virginia	—	25,224,955	—	25,224,955
Wisconsin	—	110,439,182	38,600	110,477,782
U.S. Possessions	—	783,315,053	5,880,538	789,195,591
Common Stocks	496,957	—	—	496,957
Corporate Bond and Note	—	2,904,450	—	2,904,450
Corporate Loans	—	—	13,475,000	13,475,000

Total Assets	$496,957	$6,021,405,282	$92,136,504	$6,114,038,743

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alaska	$(181,417)	$181,417
Iowa	(127,542)	127,542
U.S. Possessions	(5,836,938)	5,836,938

Total Assets	$(6,145,897)	$6,145,897

*Transferred from Level 2 to Level 3 because of the lack of observable market data.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a

42 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase

43 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity

44 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $298,385,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $1,011,761,114 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $536,535,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,490,000	Allen County, OH Hospital Facilities (Mercy Health) Tender Option Bond Series 2015 XF-0235 Trust	18.364%	6/1/38	$3,437,521
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	6.320	6/1/47	76,425,025
3,855,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2104 Trust[3]	16.170	7/1/39	5,587,284
3,750,000	CA Health Facilities Financing Authority Tender Option Bond Series 2016-Xf0330 Trust	19.253	7/1/39	5,435,100

45 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) Tender Option Bond Series 2016-Xf0335 Trust	9.130%	5/15/40	$6,378,000
2,615,000	Cerritos, CA Community College District DRIVERS	14.440	8/1/33	3,844,521
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) Tender Option Bond Series 2015 XF-0239 Trust	7.443	1/1/44	9,131,766
2,525,000	Detroit, MI City School District Tender Option Bond Series 2015 XF-0241 Trust[3]	15.495	5/1/29	5,126,053
4,675,000	Douglas County, NE Hospital Authority Tender Option Bond Series 2015-XF2132 Trust[3]	15.926	11/1/48	6,589,786
7,280,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024 Trust	13.690	6/15/29	9,586,450
3,465,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-2 Trust	14.460	6/15/37	4,547,882
680,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-3 Trust	14.480	6/15/29	908,976
2,875,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0040 Trust	14.580	6/1/39	3,847,555
5,000,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2015-XF2034 Trust[3]	7.410	4/1/53	6,589,000
11,750,000	Highlands County, FL Health Facilities Authority Tender Option Bond Series 2015-XF2145 Trust[3]	7.764	11/15/36	11,790,772
5,000,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023 Trust	15.450	4/1/44	6,633,200
4,345,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-2 Trust	15.020	4/1/44	5,674,353
2,750,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-3 Trust	15.020	4/1/44	3,591,610
2,500,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-4 Trust	15.020	4/1/44	3,265,100
2,200,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-5 Trust	15.020	4/1/44	2,873,288

46 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,250,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-6 Trust	15.020%	4/1/44	$1,632,550
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025 Trust	15.450	11/1/39	4,735,750
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025-2 Trust	15.020	11/1/39	1,853,850
3,500,000	KY EDFA (Baptist Healthcare System) Tender Option Bond Series 2015-XF2011 Trust[3]	14.000	8/15/24	4,455,080
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) Tender Option Bond Series 2015 XF-0041 Trust	14.870	5/15/30	9,915,773
1,250,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0039 Trust	13.720	7/1/34	1,675,300
3,750,000	MA HFA Tender Option Bond Series 2015-XF2130 Trust[3]	10.179	6/1/49	3,917,550
3,010,000	MA HFA Tender Option Bond Series 2015-XF2130- 2 Trust[3]	10.416	12/1/49	3,066,498
7,330,000	MA HFA Tender Option Bond Series 2015-XF2150 Trust[3]	8.042	12/1/42	8,340,954
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117 Trust[3]	14.290	2/1/27	3,450,100
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-2 Trust[3]	13.420	2/1/27	3,394,600
12,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-3 Trust[3]	14.720	2/1/34	17,389,000
2,500,000	Montgomery County, OH (Miami Valley Hospital) Tender Option Bond Series 2015-XF0029 Trust	15.960	11/15/23	4,163,200
9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated Group) Tender Option Bond Series 2015-XF0034 Trust	16.306	8/15/39	13,805,780
4,000,000	North TX Tollway Authority Tender Option Bond Series 2015-XF2036 Trust[3]	16.170	1/1/48	4,859,840
1,480,000	North TX Tollway Authority Tender Option Bond Series 2015-XF2037 Trust[3]	16.170	1/1/48	1,798,141
18,695,000	NY Liberty Devel. Corp. Tender Option Bond Series 2015-XF2146 Trust[3]	7.649	1/15/44	22,721,155
3,240,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2151 Trust[3]	16.331	6/15/40	4,217,702
2,500,000	San Jacinto, TX Community College District Tender Option Bond Series 2015-XF2010 Trust[3]	14.000	2/15/38	3,052,400
1,985,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015- XF2057 Trust[3]	15.570	11/15/29	2,765,800
8,150,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015- XF2057-2 Trust[3]	17.310	11/15/29	11,686,774

47 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (CCMCtr/CCHCS/CCPN/WICF Obligated Group) Tender Option Bond Series 2015-XF0028 Trust	7.440%	12/1/33	$8,044,110
375,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038 Trust	15.450	12/1/29	548,340
3,000,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038-2 Trust	15.890	12/1/38	4,424,880
104,605,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	5.320	12/15/26	131,667,359
8,705,000	WA Health Care Facilities Authority (Peacehealth) Tender Option Bond Series 2015 XF-0042 Trust	7.170	11/1/28	10,232,553
4,520,000	WA Health Care Facilities Authority Tender Option Bond Series 2015-XF2035 Trust[3]	17.380	10/1/36	6,147,833

				$475,226,114

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $536,535,000 at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

48 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$114,175,645
Sold securities	68,544,346

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be

49 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$650,971,196
Market Value	$317,970,587
Market Value as % of Net Assets	5.64%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $107,352,665, representing 1.91% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

50 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

4. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,427,681,666[1]

Gross unrealized appreciation	$531,436,417
Gross unrealized depreciation	(1,431,336,043)

Net unrealized depreciation	$(899,899,626)

1. The Federal tax cost of securities does not include cost of $586,256,703, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

51 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/14/2016